JPMorgan Core Plus Bond ETF
Schedule of Portfolio Investments as of November 30, 2023
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY.  IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2023.

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — 29.3%
Aerospace & Defense — 0.4%
Boeing Co. (The)
2.75%, 2/1/2026	14,000	13,243
2.20%, 2/4/2026	95,000	88,811
3.10%, 5/1/2026	35,000	33,236
2.70%, 2/1/2027	65,000	60,047
3.75%, 2/1/2050	925,000	671,926
5.93%, 5/1/2060	40,000	38,828
Bombardier, Inc. (Canada) 6.00%, 2/15/2028 (a)	595,000	560,877
BWX Technologies, Inc. 4.13%, 4/15/2029 (a)	580,000	522,725
Howmet Aerospace, Inc.
5.13%, 10/1/2024	94,000	93,459
5.95%, 2/1/2037	554,000	544,604
L3Harris Technologies, Inc.
5.40%, 7/31/2033	1,205,000	1,201,056
5.60%, 7/31/2053	217,000	215,424
Lockheed Martin Corp.
4.50%, 5/15/2036	125,000	117,269
4.70%, 5/15/2046	100,000	91,413
4.15%, 6/15/2053	650,000	539,125
Precision Castparts Corp. 4.38%, 6/15/2045	154,000	129,105
RTX Corp.
4.13%, 11/16/2028	1,735,000	1,651,055
1.90%, 9/1/2031	450,000	352,547
2.38%, 3/15/2032	95,000	76,247
5.15%, 2/27/2033	365,000	358,505
4.50%, 6/1/2042	100,000	85,886
3.03%, 3/15/2052	650,000	411,630
5.38%, 2/27/2053	144,000	137,612
Spirit AeroSystems, Inc. 9.38%, 11/30/2029 (a)	253,000	273,566
TransDigm, Inc.
6.25%, 3/15/2026 (a)	530,000	526,343
6.75%, 8/15/2028 (a)	165,000	165,295
Triumph Group, Inc. 7.75%, 8/15/2025	16,000	15,683
Wesco Aircraft Holdings, Inc. 9.00%, 11/15/2026 (a) (b)	20,000	1,900
		8,977,417
Automobile Components — 0.3%
Adient Global Holdings Ltd.
4.88%, 8/15/2026 (a)	400,000	385,099
7.00%, 4/15/2028 (a)	450,000	457,230
Allison Transmission, Inc.
5.88%, 6/1/2029 (a)	621,000	601,047
3.75%, 1/30/2031 (a)	75,000	62,642
American Axle & Manufacturing, Inc.
6.50%, 4/1/2027	495,000	477,506
6.88%, 7/1/2028	350,000	322,063
5.00%, 10/1/2029	75,000	62,071
Aptiv plc 5.40%, 3/15/2049	25,000	21,697

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Automobile Components — continued
Clarios Global LP
6.25%, 5/15/2026 (a)	427,000	424,649
6.75%, 5/15/2028 (a)	425,000	428,814
Cooper-Standard Automotive, Inc.
13.50% (Blend (Cash 9.00% + PIK 4.50%)), 3/31/2027 (a) (c)	44,250	46,428
10.63% (PIK), 5/15/2027 (a) (c)	31,221	23,105
Dana, Inc.
5.38%, 11/15/2027	590,000	560,066
5.63%, 6/15/2028	230,000	219,213
4.50%, 2/15/2032	40,000	32,798
Goodyear Tire & Rubber Co. (The)
4.88%, 3/15/2027	120,000	113,326
5.00%, 7/15/2029	1,341,000	1,223,459
5.25%, 7/15/2031	660,000	572,550
Icahn Enterprises LP
6.38%, 12/15/2025	247,000	238,361
5.25%, 5/15/2027	315,000	285,075
Lear Corp. 2.60%, 1/15/2032	10,000	7,776
		6,564,975
Automobiles — 0.1%
Ford Motor Co.
9.63%, 4/22/2030	810,000	927,835
4.75%, 1/15/2043	380,000	293,558
General Motors Co. 5.95%, 4/1/2049	25,000	22,798
Hyundai Capital America
1.50%, 6/15/2026 (a)	440,000	395,541
3.00%, 2/10/2027 (a)	200,000	184,038
Nissan Motor Acceptance Co. LLC 2.00%, 3/9/2026 (a)	305,000	276,296
		2,100,066
Banks — 5.8%
ABN AMRO Bank NV (Netherlands)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 6.58%, 10/13/2026 (a) (d)	600,000	605,944
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 6.34%, 9/18/2027 (a) (d)	200,000	200,999
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.47%, 12/13/2029 (a) (d)	1,000,000	848,258
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.90%), 3.32%, 3/13/2037 (a) (d)	200,000	151,102
AIB Group plc (Ireland) (SOFR + 2.33%), 6.61%, 9/13/2029 (a) (d)	2,600,000	2,650,128
ANZ New Zealand Int'l Ltd. (New Zealand) 5.36%, 8/14/2028 (a)	900,000	901,086
ASB Bank Ltd. (New Zealand) 2.38%, 10/22/2031 (a)	200,000	156,736
Banco Santander SA (Spain)
2.75%, 5/28/2025	200,000	190,252
5.59%, 8/8/2028	2,800,000	2,780,900
6.61%, 11/7/2028	600,000	621,367
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.31%), 9.63%, 11/21/2028 (d) (e) (f) (g)	2,000,000	2,039,476
Bank of America Corp.
(SOFR + 0.41%), 5.78%, 6/14/2024 (d)	400,000	399,512
(SOFR + 1.01%), 1.20%, 10/24/2026 (d)	2,600,000	2,382,323
(3-MONTH CME TERM SOFR + 1.32%), 3.56%, 4/23/2027 (d)	40,000	38,056

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
(3-MONTH CME TERM SOFR + 1.84%), 3.82%, 1/20/2028 (d)	936,000	885,803
(3-MONTH CME TERM SOFR + 1.77%), 3.71%, 4/24/2028 (d)	1,205,000	1,132,432
(3-MONTH CME TERM SOFR + 1.63%), 3.59%, 7/21/2028 (d)	261,000	243,643
(SOFR + 2.04%), 4.95%, 7/22/2028 (d)	390,000	382,630
(3-MONTH CME TERM SOFR + 1.30%), 3.42%, 12/20/2028 (d)	454,000	417,047
(SOFR + 1.63%), 5.20%, 4/25/2029 (d)	940,000	925,587
(SOFR + 1.06%), 2.09%, 6/14/2029 (d)	635,000	545,979
(SOFR + 1.57%), 5.82%, 9/15/2029 (d)	3,985,000	4,020,534
(SOFR + 1.53%), 1.90%, 7/23/2031 (d)	660,000	518,289
(SOFR + 1.37%), 1.92%, 10/24/2031 (d)	50,000	39,088
Series N, (SOFR + 1.22%), 2.65%, 3/11/2032 (d)	2,740,000	2,228,074
(SOFR + 1.22%), 2.30%, 7/21/2032 (d)	1,900,000	1,491,305
(SOFR + 1.21%), 2.57%, 10/20/2032 (d)	640,000	509,345
(SOFR + 1.84%), 5.87%, 9/15/2034 (d)	2,670,000	2,678,943
(3-MONTH CME TERM SOFR + 1.58%), 4.08%, 4/23/2040 (d)	112,000	92,699
(SOFR + 1.93%), 2.68%, 6/19/2041 (d)	150,000	101,766
Bank of Ireland Group plc (Ireland) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.65%), 6.25%, 9/16/2026 (a) (d)	259,000	259,043
Bank of Montreal (Canada)
5.30%, 6/5/2026	300,000	299,721
5.72%, 9/25/2028	1,000,000	1,011,949
Bank of Nova Scotia (The) (Canada)
3.45%, 4/11/2025	300,000	291,455
2.15%, 8/1/2031	650,000	514,838
Banque Federative du Credit Mutuel SA (France)
4.52%, 7/13/2025 (a)	320,000	314,590
4.94%, 1/26/2026 (a)	200,000	196,907
5.90%, 7/13/2026 (a)	200,000	201,258
1.60%, 10/4/2026 (a)	200,000	179,641
5.79%, 7/13/2028 (a)	605,000	611,149
Barclays plc (United Kingdom)
5.20%, 5/12/2026	200,000	195,295
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.30%), 7.39%, 11/2/2028 (d)	1,400,000	1,459,954
BNP Paribas SA (France)
(SOFR + 1.61%), 1.90%, 9/30/2028 (a) (d)	450,000	389,662
(SOFR + 1.87%), 5.89%, 12/5/2034 (a) (d)	1,995,000	1,989,168
BPCE SA (France)
4.75%, 7/19/2027 (a)	450,000	433,998
(SOFR + 1.98%), 6.61%, 10/19/2027 (a) (d)	1,230,000	1,245,731
5.13%, 1/18/2028 (a)	745,000	728,273
(SOFR + 2.27%), 6.71%, 10/19/2029 (a) (d)	2,680,000	2,734,530
(SOFR + 1.73%), 3.12%, 10/19/2032 (a) (d)	250,000	192,509
(SOFR + 2.59%), 7.00%, 10/19/2034 (a) (d)	890,000	917,177
CaixaBank SA (Spain) (SOFR + 2.08%), 6.68%, 9/13/2027 (a) (d)	820,000	827,480
Canadian Imperial Bank of Commerce (Canada) 5.99%, 10/3/2028	500,000	509,962
Citibank NA 5.80%, 9/29/2028	500,000	510,002
Citigroup, Inc.
(SOFR + 1.37%), 4.14%, 5/24/2025 (d)	81,000	80,258

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
(SOFR + 1.55%), 5.61%, 9/29/2026 (d)	408,000	407,517
(SOFR + 0.77%), 1.46%, 6/9/2027 (d)	650,000	585,280
(3-MONTH CME TERM SOFR + 1.82%), 3.89%, 1/10/2028 (d)	1,350,000	1,284,569
Series VAR, (SOFR + 1.28%), 3.07%, 2/24/2028 (d)	645,000	597,943
(3-MONTH CME TERM SOFR + 1.65%), 3.67%, 7/24/2028 (d)	1,200,000	1,123,795
(3-MONTH CME TERM SOFR + 1.45%), 4.08%, 4/23/2029 (d)	1,045,000	982,532
(3-MONTH CME TERM SOFR + 1.60%), 3.98%, 3/20/2030 (d)	500,000	461,708
(SOFR + 3.91%), 4.41%, 3/31/2031 (d)	155,000	143,688
(SOFR + 2.11%), 2.57%, 6/3/2031 (d)	620,000	511,934
(SOFR + 1.17%), 2.56%, 5/1/2032 (d)	660,000	530,927
(SOFR + 1.18%), 2.52%, 11/3/2032 (d)	1,465,000	1,159,798
(SOFR + 2.34%), 6.27%, 11/17/2033 (d)	3,300,000	3,403,169
(SOFR + 1.38%), 2.90%, 11/3/2042 (d)	55,000	37,525
Cooperatieve Rabobank UA (Netherlands) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.22%), 3.65%, 4/6/2028 (a) (d)	890,000	832,380
Credit Agricole SA (France)
(SOFR + 1.68%), 1.91%, 6/16/2026 (a) (d)	550,000	516,360
5.59%, 7/5/2026 (a)	565,000	567,600
(SOFR + 0.89%), 1.25%, 1/26/2027 (a) (d)	250,000	226,401
5.30%, 7/12/2028 (a)	990,000	986,822
(SOFR + 1.86%), 6.32%, 10/3/2029 (a) (d)	2,745,000	2,797,671
Danske Bank A/S (Denmark)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.45%), 3.77%, 3/28/2025 (a) (d)	450,000	446,210
(3-MONTH SOFR + 1.59%), 3.24%, 12/20/2025 (a) (d)	200,000	193,264
HSBC Holdings plc (United Kingdom)
(SOFR + 1.29%), 1.59%, 5/24/2027 (d)	200,000	180,196
(SOFR + 1.57%), 5.89%, 8/14/2027 (d)	1,015,000	1,016,841
(SOFR + 1.10%), 2.25%, 11/22/2027 (d)	200,000	180,968
(3-MONTH CME TERM SOFR + 1.81%), 4.04%, 3/13/2028 (d)	800,000	756,921
(SOFR + 2.61%), 5.21%, 8/11/2028 (d)	305,000	299,604
(SOFR + 1.73%), 2.01%, 9/22/2028 (d)	1,370,000	1,194,382
(SOFR + 3.35%), 7.39%, 11/3/2028 (d)	250,000	263,984
(SOFR + 1.29%), 2.21%, 8/17/2029 (d)	1,200,000	1,018,469
(3-MONTH CME TERM SOFR + 1.87%), 3.97%, 5/22/2030 (d)	800,000	727,036
(SOFR + 1.19%), 2.80%, 5/24/2032 (d)	1,950,000	1,565,871
(SOFR + 1.41%), 2.87%, 11/22/2032 (d)	250,000	199,286
(SOFR + 2.39%), 6.25%, 3/9/2034 (d)	1,150,000	1,171,258
6.10%, 1/14/2042	230,000	244,184
ING Groep NV (Netherlands) (SOFR + 1.56%), 6.08%, 9/11/2027 (d)	315,000	317,169
Intesa Sanpaolo SpA (Italy) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.75%), 4.95%, 6/1/2042 (a) (d)	200,000	131,695
Lloyds Banking Group plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.60%), 3.51%, 3/18/2026 (d)	200,000	193,184
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 4.98%, 8/11/2033 (d)	550,000	510,732
Mitsubishi UFJ Financial Group, Inc. (Japan)
3.78%, 3/2/2025	269,000	262,786
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 5.06%, 9/12/2025 (d)	565,000	561,167
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.75%), 1.54%, 7/20/2027 (d)	1,060,000	954,115

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
Series 8NC7, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.53%), 5.48%, 2/22/2031 (d)	200,000	198,950
Mizuho Financial Group, Inc. (Japan) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 5.78%, 7/6/2029 (d)	580,000	586,159
Morgan Stanley Bank NA 4.75%, 4/21/2026	255,000	251,835
National Australia Bank Ltd. (Australia) 4.90%, 6/13/2028	250,000	247,484
NatWest Group plc (United Kingdom)
(3-MONTH SOFR + 1.76%), 4.27%, 3/22/2025 (d)	300,000	298,111
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.85%), 7.47%, 11/10/2026 (d)	1,950,000	1,998,673
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.35%), 5.85%, 3/2/2027 (d)	500,000	498,334
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.55%), 3.07%, 5/22/2028 (d)	600,000	545,507
(3-MONTH SOFR + 1.91%), 5.08%, 1/27/2030 (d)	200,000	191,274
Nordea Bank Abp (Finland) 5.38%, 9/22/2027 (a)	400,000	397,508
PNC Financial Services Group, Inc. (The)
2.55%, 1/22/2030	639,000	540,770
(SOFR + 0.98%), 2.31%, 4/23/2032 (d)	50,000	40,701
(SOFR + 1.95%), 5.94%, 8/18/2034 (d)	350,000	348,599
Royal Bank of Canada (Canada)
4.65%, 1/27/2026 (e)	245,000	240,854
4.24%, 8/3/2027	425,000	411,863
Santander UK Group Holdings plc (United Kingdom)
(SOFR + 2.75%), 6.83%, 11/21/2026 (d)	1,000,000	1,008,328
(SOFR + 0.99%), 1.67%, 6/14/2027 (d)	200,000	178,579
(SOFR + 2.60%), 6.53%, 1/10/2029 (d)	1,625,000	1,638,677
Societe Generale SA (France)
4.25%, 4/14/2025 (a)	200,000	193,330
4.75%, 11/24/2025 (a)	200,000	193,477
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 1.49%, 12/14/2026 (a) (d)	1,700,000	1,538,562
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 6.45%, 1/12/2027 (a) (d)	200,000	200,719
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 1.79%, 6/9/2027 (a) (d)	200,000	178,868
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.80%, 1/19/2028 (a) (d)	1,200,000	1,085,090
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.55%), 6.45%, 1/10/2029 (a) (d)	1,470,000	1,483,243
Standard Chartered plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.78%), 0.99%, 1/12/2025 (a) (d)	200,000	198,744
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 1.46%, 1/14/2027 (a) (d)	610,000	551,208
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.45%), 7.77%, 11/16/2028 (a) (d)	1,400,000	1,482,089
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.45%), 6.30%, 1/9/2029 (a)	893,000	895,921
Sumitomo Mitsui Financial Group, Inc. (Japan)
5.52%, 1/13/2028	255,000	256,242
5.72%, 9/14/2028	680,000	688,750
5.71%, 1/13/2030	255,000	257,091
5.77%, 1/13/2033	200,000	203,873
5.81%, 9/14/2033	500,000	508,375
Sumitomo Mitsui Trust Bank Ltd. (Japan)
1.05%, 9/12/2025 (a)	60,000	55,379
4.95%, 9/15/2027 (a)	200,000	197,091
Svenska Handelsbanken AB (Sweden) 5.50%, 6/15/2028 (a)	970,000	962,941
Swedbank AB (Sweden)
6.14%, 9/12/2026 (a)	245,000	246,253

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
5.34%, 9/20/2027 (a)	200,000	196,166
Toronto-Dominion Bank (The) (Canada)
5.10%, 1/9/2026	270,000	269,467
5.53%, 7/17/2026	265,000	266,336
5.52%, 7/17/2028	100,000	100,713
2.00%, 9/10/2031	385,000	306,049
4.46%, 6/8/2032	120,000	111,468
Truist Bank 4.05%, 11/3/2025	60,000	58,367
Truist Financial Corp.
(SOFR + 2.05%), 6.05%, 6/8/2027 (d)	2,300,000	2,303,007
(SOFR + 1.85%), 5.12%, 1/26/2034 (d)	290,000	266,767
UniCredit SpA (Italy) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 1.98%, 6/3/2027 (a) (d)	200,000	180,026
US Bancorp (SOFR + 0.73%), 2.22%, 1/27/2028 (d)	800,000	721,070
Wells Fargo & Co.
3.55%, 9/29/2025	227,000	219,385
(3-MONTH CME TERM SOFR + 1.01%), 2.16%, 2/11/2026 (d)	913,000	871,803
(SOFR + 1.32%), 3.91%, 4/25/2026 (d)	600,000	584,011
3.00%, 10/23/2026	360,000	337,183
(3-MONTH CME TERM SOFR + 1.57%), 3.58%, 5/22/2028 (d)	1,481,000	1,387,118
(SOFR + 1.98%), 4.81%, 7/25/2028 (d)	320,000	312,164
(SOFR + 1.74%), 5.57%, 7/25/2029 (d)	860,000	858,620
(SOFR + 1.79%), 6.30%, 10/23/2029 (d)	5,110,000	5,263,944
(3-MONTH CME TERM SOFR + 1.26%), 2.57%, 2/11/2031 (d)	250,000	208,922
(SOFR + 1.50%), 3.35%, 3/2/2033 (d)	2,340,000	1,958,629
(SOFR + 2.02%), 5.39%, 4/24/2034 (d)	1,740,000	1,674,048
(SOFR + 1.99%), 5.56%, 7/25/2034 (d)	1,615,000	1,573,441
(SOFR + 2.06%), 6.49%, 10/23/2034 (d)	1,220,000	1,274,175
4.90%, 11/17/2045	25,000	21,215
Westpac Banking Corp. (Australia)
5.54%, 11/17/2028	300,000	304,975
1.95%, 11/20/2028	30,000	25,828
(USD SOFR Spread-Adjusted ICE Swap Rate 5 Year + 2.24%), 4.32%, 11/23/2031 (d) (e)	200,000	189,060
		118,664,203
Beverages — 0.1%
Anheuser-Busch Cos. LLC (Belgium) 4.70%, 2/1/2036	540,000	514,569
Anheuser-Busch InBev Worldwide, Inc. (Belgium) 4.38%, 4/15/2038	295,000	266,800
Coca-Cola Femsa SAB de CV (Mexico) 2.75%, 1/22/2030	180,000	155,340
Constellation Brands, Inc.
4.65%, 11/15/2028	345,000	337,260
4.50%, 5/9/2047	120,000	99,451
Diageo Capital plc (United Kingdom) 3.88%, 4/29/2043	430,000	349,693
Keurig Dr Pepper, Inc. 3.40%, 11/15/2025	38,000	36,576
Molson Coors Beverage Co. 4.20%, 7/15/2046	190,000	150,678
PepsiCo, Inc. 2.75%, 10/21/2051	415,000	271,772
		2,182,139

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Biotechnology — 0.5%
AbbVie, Inc.
2.95%, 11/21/2026	73,000	69,100
3.20%, 11/21/2029	2,761,000	2,507,000
4.05%, 11/21/2039	1,797,000	1,544,403
4.63%, 10/1/2042	75,000	66,029
4.25%, 11/21/2049	230,000	193,497
Amgen, Inc.
5.25%, 3/2/2030	175,000	175,894
3.15%, 2/21/2040	477,000	351,783
Biogen, Inc. 2.25%, 5/1/2030	3,960,000	3,256,987
Emergent BioSolutions, Inc. 3.88%, 8/15/2028 (a)	28,000	11,025
Gilead Sciences, Inc.
1.65%, 10/1/2030	518,000	418,703
5.25%, 10/15/2033	580,000	582,109
4.60%, 9/1/2035	1,000,000	944,512
2.60%, 10/1/2040	525,000	361,258
5.55%, 10/15/2053	220,000	222,089
Grifols SA (Spain) 4.75%, 10/15/2028 (a)	200,000	176,680
Regeneron Pharmaceuticals, Inc. 1.75%, 9/15/2030	200,000	158,818
		11,039,887
Broadline Retail — 0.1%
Amazon.com, Inc.
3.60%, 4/13/2032	1,140,000	1,048,411
3.95%, 4/13/2052	155,000	127,612
Go Daddy Operating Co. LLC
5.25%, 12/1/2027 (a)	220,000	212,823
3.50%, 3/1/2029 (a)	175,000	154,104
Macy's Retail Holdings LLC 5.88%, 4/1/2029 (a)	435,000	408,856
Nordstrom, Inc.
2.30%, 4/8/2024	85,000	83,725
4.38%, 4/1/2030	335,000	278,532
Shutterfly Finance LLC 8.50% (Blend (Cash 4.25% + PIK 4.25%)), 10/1/2027 (a) (c)	11,700	7,714
		2,321,777
Building Products — 0.3%
Builders FirstSource, Inc. 4.25%, 2/1/2032 (a)	1,335,000	1,145,181
Emerald Debt Merger Sub LLC 6.63%, 12/15/2030 (a)	1,195,000	1,192,012
Griffon Corp. 5.75%, 3/1/2028	785,000	741,929
James Hardie International Finance DAC 5.00%, 1/15/2028 (a)	455,000	426,563
JELD-WEN, Inc. 4.88%, 12/15/2027 (a)	480,000	442,738
Masco Corp. 1.50%, 2/15/2028	125,000	106,588
PGT Innovations, Inc. 4.38%, 10/1/2029 (a)	435,000	411,664
Standard Industries, Inc.
5.00%, 2/15/2027 (a)	20,000	19,150
4.75%, 1/15/2028 (a)	550,000	516,901
4.38%, 7/15/2030 (a)	825,000	723,139
Summit Materials LLC 5.25%, 1/15/2029 (a)	560,000	523,600
		6,249,465

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Capital Markets — 2.0%
Bank of New York Mellon Corp. (The)
3.25%, 5/16/2027	160,000	150,075
(SOFR + 1.60%), 6.32%, 10/25/2029 (d)	400,000	415,016
(SOFR + 1.42%), 4.29%, 6/13/2033 (d)	180,000	164,948
(SOFR + 1.85%), 6.47%, 10/25/2034 (d)	1,760,000	1,861,033
Credit Suisse AG (Switzerland) 3.70%, 2/21/2025	310,000	300,912
Credit Suisse USA, Inc. (Switzerland) 7.13%, 7/15/2032	53,000	58,059
Deutsche Bank AG (Germany)
(SOFR + 2.52%), 7.15%, 7/13/2027 (d)	315,000	321,292
(SOFR + 2.51%), 6.82%, 11/20/2029 (d)	825,000	840,522
Goldman Sachs Group, Inc. (The)
3.50%, 4/1/2025	280,000	271,894
(3-MONTH CME TERM SOFR + 1.46%), 3.27%, 9/29/2025 (d)	201,000	196,541
(SOFR + 1.08%), 5.80%, 8/10/2026 (d)	800,000	800,694
3.50%, 11/16/2026	726,000	692,699
3.85%, 1/26/2027	135,000	129,644
(SOFR + 0.80%), 1.43%, 3/9/2027 (d)	1,835,000	1,664,897
(SOFR + 1.51%), 4.39%, 6/15/2027 (d)	117,000	113,379
(SOFR + 1.11%), 2.64%, 2/24/2028 (d)	150,000	136,622
(3-MONTH CME TERM SOFR + 1.77%), 3.69%, 6/5/2028 (d)	1,620,000	1,521,099
(3-MONTH CME TERM SOFR + 1.42%), 3.81%, 4/23/2029 (d)	1,820,000	1,690,978
(3-MONTH CME TERM SOFR + 1.56%), 4.22%, 5/1/2029 (d)	1,500,000	1,416,040
(SOFR + 1.77%), 6.48%, 10/24/2029 (d)	4,915,000	5,088,491
(SOFR + 1.28%), 2.62%, 4/22/2032 (d)	2,240,000	1,805,021
(SOFR + 1.41%), 3.10%, 2/24/2033 (d)	940,000	775,070
(SOFR + 1.51%), 3.21%, 4/22/2042 (d)	160,000	115,171
(SOFR + 1.63%), 3.44%, 2/24/2043 (d)	18,000	13,236
LPL Holdings, Inc. 4.00%, 3/15/2029 (a)	295,000	263,170
Macquarie Group Ltd. (Australia) (3-MONTH SOFR + 1.75%), 5.03%, 1/15/2030 (a) (d)	200,000	193,233
Morgan Stanley
(SOFR + 1.16%), 3.62%, 4/17/2025 (d)	590,000	584,524
3.88%, 1/27/2026	330,000	320,612
3.13%, 7/27/2026	130,000	122,910
3.63%, 1/20/2027	191,000	182,456
(SOFR + 0.88%), 1.59%, 5/4/2027 (d)	210,000	190,400
(SOFR + 1.00%), 2.48%, 1/21/2028 (d)	914,000	832,927
3.59%, 7/22/2028 (h)	1,360,000	1,273,042
(SOFR + 1.73%), 5.12%, 2/1/2029 (d)	260,000	255,915
(SOFR + 1.59%), 5.16%, 4/20/2029 (d)	1,945,000	1,912,676
(SOFR + 1.63%), 5.45%, 7/20/2029 (d)	2,440,000	2,430,747
(SOFR + 1.83%), 6.41%, 11/1/2029 (d)	300,000	310,645
(3-MONTH CME TERM SOFR + 1.89%), 4.43%, 1/23/2030 (d)	1,373,000	1,303,427
(SOFR + 1.14%), 2.70%, 1/22/2031 (d)	70,000	59,107
(SOFR + 1.03%), 1.79%, 2/13/2032 (d)	350,000	268,188
(SOFR + 1.18%), 2.24%, 7/21/2032 (d)	80,000	62,562
(SOFR + 1.29%), 2.94%, 1/21/2033 (d)	1,265,000	1,032,029
(SOFR + 1.88%), 5.42%, 7/21/2034 (d)	1,180,000	1,144,316
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.43%), 5.95%, 1/19/2038 (d)	380,000	368,359

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Capital Markets — continued
(SOFR + 1.49%), 3.22%, 4/22/2042 (d)	285,000	207,187
MSCI, Inc. 4.00%, 11/15/2029 (a)	115,000	103,466
Northern Trust Corp. 3.95%, 10/30/2025	60,000	58,607
Nuveen LLC 4.00%, 11/1/2028 (a)	160,000	151,756
S&P Global, Inc.
2.70%, 3/1/2029	456,000	411,392
1.25%, 8/15/2030	500,000	394,948
2.90%, 3/1/2032	112,000	95,464
3.25%, 12/1/2049	563,000	393,593
State Street Corp.
(SOFR + 1.72%), 5.82%, 11/4/2028 (d)	335,000	341,496
(SOFR + 1.48%), 5.68%, 11/21/2029 (d)	500,000	504,134
UBS Group AG (Switzerland)
(SOFRINDX + 0.98%), 1.31%, 2/2/2027 (a) (d)	250,000	225,601
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.49%, 8/10/2027 (a) (d)	585,000	519,688
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.75%), 4.75%, 5/12/2028 (a) (d)	200,000	192,734
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.75%), 9.25%, 11/13/2028 (a) (d) (e) (f) (g)	260,000	271,642
(3-MONTH SOFR + 1.47%), 3.13%, 8/13/2030 (a) (d)	2,350,000	2,025,970
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.40%), 4.99%, 8/5/2033 (a) (d)	700,000	644,253
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.76%), 9.25%, 11/13/2033 (a) (d) (e) (f) (g)	265,000	280,880
4.88%, 5/15/2045	250,000	220,369
		40,697,758
Chemicals — 0.3%
Avient Corp. 7.13%, 8/1/2030 (a)	410,000	412,371
Axalta Coating Systems LLC 4.75%, 6/15/2027 (a)	300,000	284,403
CF Industries, Inc.
5.15%, 3/15/2034	260,000	246,179
4.95%, 6/1/2043	70,000	59,337
Chemours Co. (The)
5.75%, 11/15/2028 (a)	790,000	715,090
4.63%, 11/15/2029 (a)	195,000	163,843
CVR Partners LP 6.13%, 6/15/2028 (a)	335,000	307,346
Ecolab, Inc. 2.13%, 2/1/2032	75,000	60,703
EIDP, Inc. 4.80%, 5/15/2033	320,000	311,511
Element Solutions, Inc. 3.88%, 9/1/2028 (a)	625,000	555,402
LYB International Finance III LLC 3.38%, 10/1/2040	40,000	28,559
NOVA Chemicals Corp. (Canada)
5.25%, 6/1/2027 (a)	310,000	279,046
8.50%, 11/15/2028 (a)	545,000	562,985
Nutrien Ltd. (Canada)
4.90%, 3/27/2028	186,000	183,705
2.95%, 5/13/2030	80,000	69,156
3.95%, 5/13/2050	190,000	140,890
Olin Corp. 5.13%, 9/15/2027	290,000	276,094
Scotts Miracle-Gro Co. (The) 4.50%, 10/15/2029	1,080,000	920,861
Sherwin-Williams Co. (The) 4.50%, 6/1/2047	15,000	12,682
Trinseo Materials Operating SCA 5.38%, 9/1/2025 (a)	33,000	27,555

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Chemicals — continued
WR Grace Holdings LLC
4.88%, 6/15/2027 (a)	350,000	333,307
7.38%, 3/1/2031 (a)	320,000	311,982
		6,263,007
Commercial Services & Supplies — 0.4%
ACCO Brands Corp. 4.25%, 3/15/2029 (a)	642,000	555,825
ADT Security Corp. (The)
4.13%, 8/1/2029 (a)	540,000	479,968
4.88%, 7/15/2032 (a)	20,000	17,526
Allied Universal Holdco LLC 4.63%, 6/1/2028 (a)	450,000	390,360
Aramark Services, Inc. 5.00%, 2/1/2028 (a)	270,000	255,515
Brink's Co. (The) 4.63%, 10/15/2027 (a)	200,000	187,486
Clean Harbors, Inc. 4.88%, 7/15/2027 (a)	370,000	356,334
Garda World Security Corp. (Canada) 4.63%, 2/15/2027 (a)	230,000	218,690
GFL Environmental, Inc. (Canada)
3.75%, 8/1/2025 (a)	105,000	101,415
5.13%, 12/15/2026 (a)	55,000	53,356
4.00%, 8/1/2028 (a)	735,000	655,771
4.75%, 6/15/2029 (a)	730,000	666,736
Interface, Inc. 5.50%, 12/1/2028 (a)	160,000	143,789
Madison IAQ LLC 4.13%, 6/30/2028 (a)	1,185,000	1,052,717
Prime Security Services Borrower LLC
5.75%, 4/15/2026 (a)	282,000	278,918
3.38%, 8/31/2027 (a)	885,000	800,654
Stericycle, Inc.
5.38%, 7/15/2024 (a)	85,000	84,653
3.88%, 1/15/2029 (a)	335,000	295,384
Waste Management, Inc. 1.50%, 3/15/2031	170,000	134,019
Williams Scotsman, Inc. 7.38%, 10/1/2031 (a)	560,000	573,499
		7,302,615
Communications Equipment — 0.0% ^
Ciena Corp. 4.00%, 1/31/2030 (a)	305,000	268,861
CommScope Technologies LLC 6.00%, 6/15/2025 (a)	105,000	82,425
CommScope, Inc. 6.00%, 3/1/2026 (a)	472,000	404,740
		756,026
Construction & Engineering — 0.1%
Dycom Industries, Inc. 4.50%, 4/15/2029 (a)	465,000	420,365
Global Infrastructure Solutions, Inc. 5.63%, 6/1/2029 (a)	840,000	702,039
MasTec, Inc. 4.50%, 8/15/2028 (a)	305,000	274,852
Weekley Homes LLC 4.88%, 9/15/2028 (a)	750,000	687,168
		2,084,424
Construction Materials — 0.0% ^
Knife River Corp. 7.75%, 5/1/2031 (a)	395,000	405,690
Martin Marietta Materials, Inc. 2.40%, 7/15/2031	300,000	243,709
		649,399

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Consumer Finance — 0.9%
AerCap Ireland Capital DAC (Ireland)
2.45%, 10/29/2026	860,000	783,453
5.75%, 6/6/2028	400,000	398,403
3.00%, 10/29/2028	1,050,000	925,423
Ally Financial, Inc. 5.75%, 11/20/2025	605,000	593,751
American Express Co.
1.65%, 11/4/2026	480,000	435,071
2.55%, 3/4/2027	540,000	496,910
5.85%, 11/5/2027	270,000	277,328
(SOFR + 1.28%), 5.28%, 7/27/2029 (d)	1,325,000	1,318,418
Avolon Holdings Funding Ltd. (Ireland)
5.25%, 5/15/2024 (a)	250,000	248,343
2.88%, 2/15/2025 (a)	478,000	456,557
5.50%, 1/15/2026 (a)	60,000	58,830
2.13%, 2/21/2026 (a)	275,000	250,329
4.25%, 4/15/2026 (a)	1,265,000	1,203,165
2.53%, 11/18/2027 (a)	2,035,000	1,758,464
Capital One Financial Corp. (SOFR + 1.27%), 2.62%, 11/2/2032 (d)	100,000	74,980
Ford Motor Credit Co. LLC
4.39%, 1/8/2026	890,000	853,281
4.27%, 1/9/2027	1,290,000	1,211,495
4.13%, 8/17/2027	1,350,000	1,247,563
6.80%, 5/12/2028	1,090,000	1,108,952
7.20%, 6/10/2030	550,000	568,565
4.00%, 11/13/2030	250,000	214,909
3.63%, 6/17/2031	200,000	166,135
General Motors Financial Co., Inc.
3.80%, 4/7/2025	35,000	34,006
3.60%, 6/21/2030	60,000	52,570
2.70%, 6/10/2031	690,000	554,120
John Deere Capital Corp. 4.70%, 6/10/2030	400,000	395,299
Navient Corp.
6.13%, 3/25/2024	130,000	129,917
5.88%, 10/25/2024	20,000	19,819
OneMain Finance Corp.
7.13%, 3/15/2026	1,469,000	1,481,280
3.50%, 1/15/2027	354,000	316,327
6.63%, 1/15/2028	440,000	427,620
Park Aerospace Holdings Ltd. (Ireland) 5.50%, 2/15/2024 (a)	208,000	207,430
		18,268,713
Consumer Staples Distribution & Retail — 0.2%
7-Eleven, Inc.
0.95%, 2/10/2026 (a)	65,000	59,074
1.80%, 2/10/2031 (a)	325,000	254,026
2.50%, 2/10/2041 (a)	14,000	8,979
2.80%, 2/10/2051 (a)	50,000	29,466

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Consumer Staples Distribution & Retail — continued
Albertsons Cos., Inc.
4.63%, 1/15/2027 (a)	1,350,000	1,296,953
5.88%, 2/15/2028 (a)	530,000	522,880
3.50%, 3/15/2029 (a)	965,000	855,272
4.88%, 2/15/2030 (a)	20,000	18,700
Alimentation Couche-Tard, Inc. (Canada)
3.44%, 5/13/2041 (a)	5,000	3,530
3.63%, 5/13/2051 (a)	10,000	6,594
Performance Food Group, Inc. 5.50%, 10/15/2027 (a)	391,000	378,445
Rite Aid Corp. 8.00%, 11/15/2026 (a) (b)	125,000	94,375
Sysco Corp. 2.40%, 2/15/2030	250,000	211,975
Target Corp.
4.50%, 9/15/2032	200,000	193,578
4.80%, 1/15/2053	730,000	669,183
		4,603,030
Containers & Packaging — 0.4%
Ardagh Packaging Finance plc 4.13%, 8/15/2026 (a)	1,275,000	1,127,922
Ball Corp.
6.00%, 6/15/2029	435,000	434,056
3.13%, 9/15/2031	480,000	396,388
Canpack SA (Poland) 3.88%, 11/15/2029 (a)	200,000	168,000
Crown Americas LLC
4.25%, 9/30/2026	13,000	12,431
5.25%, 4/1/2030	350,000	331,069
Graphic Packaging International LLC
4.75%, 7/15/2027 (a)	108,000	102,510
3.50%, 3/15/2028 (a)	180,000	162,907
LABL, Inc. 6.75%, 7/15/2026 (a)	525,000	499,020
Mauser Packaging Solutions Holding Co. 7.88%, 8/15/2026 (a)	950,000	943,713
Owens-Brockway Glass Container, Inc. 6.63%, 5/13/2027 (a)	720,000	712,584
Packaging Corp. of America 3.05%, 10/1/2051	85,000	53,724
Pactiv Evergreen Group Issuer, Inc. 4.00%, 10/15/2027 (a)	1,025,000	937,875
Sealed Air Corp.
4.00%, 12/1/2027 (a)	570,000	523,831
6.13%, 2/1/2028 (a)	205,000	202,787
TriMas Corp. 4.13%, 4/15/2029 (a)	637,000	553,739
Trivium Packaging Finance BV (Netherlands) 5.50%, 8/15/2026 (a) (i)	450,000	432,441
WRKCo, Inc. 4.65%, 3/15/2026	30,000	29,376
		7,624,373
Distributors — 0.0% ^
American Builders & Contractors Supply Co., Inc.
4.00%, 1/15/2028 (a)	435,000	400,389
3.88%, 11/15/2029 (a)	155,000	134,212
Ritchie Bros Holdings, Inc. (Canada)
6.75%, 3/15/2028 (a)	235,000	239,338
7.75%, 3/15/2031 (a)	65,000	67,444
		841,383

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Diversified Consumer Services — 0.0% ^
Service Corp. International 5.13%, 6/1/2029	770,000	735,350
University of Miami Series 2022, 4.06%, 4/1/2052	40,000	31,733
		767,083
Diversified REITs — 0.1%
Goodman US Finance Three LLC (Australia) 3.70%, 3/15/2028 (a)	590,000	538,637
Simon Property Group LP
2.45%, 9/13/2029	500,000	427,589
3.25%, 9/13/2049	31,000	20,395
VICI Properties LP
3.50%, 2/15/2025 (a)	90,000	87,040
4.50%, 9/1/2026 (a)	95,000	90,241
4.63%, 12/1/2029 (a)	20,000	18,100
WP Carey, Inc. 2.25%, 4/1/2033	145,000	107,116
		1,289,118
Diversified Telecommunication Services — 0.8%
Altice France Holding SA (Luxembourg) 10.50%, 5/15/2027 (a)	200,000	106,230
Altice France SA (France) 5.13%, 7/15/2029 (a)	200,000	143,042
AT&T, Inc.
1.65%, 2/1/2028	450,000	391,956
2.55%, 12/1/2033	1,870,000	1,455,696
3.50%, 6/1/2041	260,000	193,240
3.65%, 6/1/2051	65,000	45,278
3.55%, 9/15/2055	565,000	372,487
CCO Holdings LLC
5.13%, 5/1/2027 (a)	785,000	746,893
5.00%, 2/1/2028 (a)	545,000	510,708
5.38%, 6/1/2029 (a)	100,000	92,732
4.75%, 3/1/2030 (a)	4,264,000	3,731,689
4.50%, 8/15/2030 (a)	2,079,000	1,783,808
4.25%, 2/1/2031 (a)	1,415,000	1,180,391
4.75%, 2/1/2032 (a)	1,025,000	860,990
4.50%, 6/1/2033 (a)	135,000	108,009
Embarq Corp. 8.00%, 6/1/2036	13,000	7,474
ESC Co., Escrow 8.50%, 10/15/2024 (b) (j)	28,000	3
Frontier Communications Holdings LLC 5.88%, 10/15/2027 (a)	235,000	220,777
Intelsat Jackson Holdings SA (Luxembourg) 6.50%, 3/15/2030 (a)	999,000	925,735
Lumen Technologies, Inc.
5.13%, 12/15/2026 (a)	130,000	63,700
4.00%, 2/15/2027 (a)	1,000,000	528,320
NBN Co. Ltd. (Australia) 5.75%, 10/6/2028 (a)	500,000	511,739
Sprint Capital Corp.
6.88%, 11/15/2028	258,000	272,813
8.75%, 3/15/2032	240,000	286,824
Telecom Italia Capital SA (Italy) 6.00%, 9/30/2034	134,000	120,931
Telecom Italia SpA (Italy) 5.30%, 5/30/2024 (a)	200,000	198,405
Verizon Communications, Inc.
2.10%, 3/22/2028	12,000	10,626

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Diversified Telecommunication Services — continued
4.33%, 9/21/2028	75,000	72,383
4.02%, 12/3/2029	684,000	642,271
3.40%, 3/22/2041	385,000	291,198
2.88%, 11/20/2050	75,000	47,470
3.70%, 3/22/2061	30,000	21,216
		15,945,034
Electric Utilities — 1.8%
AEP Transmission Co. LLC Series N, 2.75%, 8/15/2051	50,000	29,922
Alabama Power Co.
3.05%, 3/15/2032	200,000	170,076
5.85%, 11/15/2033	275,000	284,002
Baltimore Gas and Electric Co.
3.20%, 9/15/2049	295,000	197,451
2.90%, 6/15/2050	550,000	345,835
5.40%, 6/1/2053	305,000	292,031
Commonwealth Edison Co. 5.30%, 2/1/2053	868,000	827,390
Connecticut Light and Power Co. (The) 4.00%, 4/1/2048	46,000	36,325
DTE Electric Co.
Series A, 4.00%, 4/1/2043	90,000	72,230
5.40%, 4/1/2053	80,000	77,756
DTE Electric Securitization Funding II LLC Series A-2, 6.09%, 9/1/2037	400,000	419,618
Duke Energy Carolinas LLC 3.20%, 8/15/2049	634,000	424,647
Duke Energy Florida LLC
5.88%, 11/15/2033	230,000	237,927
6.20%, 11/15/2053	240,000	254,740
Duke Energy Indiana LLC
Series YYY, 3.25%, 10/1/2049	125,000	83,054
2.75%, 4/1/2050	395,000	236,053
5.40%, 4/1/2053	830,000	784,923
Duke Energy Ohio, Inc. 5.25%, 4/1/2033	624,000	619,255
Duquesne Light Holdings, Inc. 2.53%, 10/1/2030 (a)	148,000	119,397
Edison International
5.25%, 11/15/2028	100,000	98,447
6.95%, 11/15/2029	245,000	259,320
Electricite de France SA (France) 6.90%, 5/23/2053 (a)	640,000	659,667
Emera US Finance LP (Canada)
2.64%, 6/15/2031	660,000	520,768
4.75%, 6/15/2046	50,000	38,443
Enel Finance International NV (Italy) 2.25%, 7/12/2031 (a)	200,000	155,723
Entergy Arkansas LLC
4.00%, 6/1/2028	13,000	12,387
2.65%, 6/15/2051	274,000	157,278
Entergy Louisiana LLC
2.40%, 10/1/2026	69,000	63,608
1.60%, 12/15/2030	500,000	385,975
2.90%, 3/15/2051	823,000	504,967

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Electric Utilities — continued
Entergy Mississippi LLC
5.00%, 9/1/2033	535,000	516,015
3.50%, 6/1/2051	20,000	13,709
Entergy Texas Restoration Funding LLC Series A-2, 3.70%, 12/15/2035	215,000	189,127
Entergy Texas, Inc. 1.75%, 3/15/2031	535,000	416,747
Evergy Kansas Central, Inc. 4.13%, 3/1/2042	240,000	191,068
Eversource Energy
4.60%, 7/1/2027	31,000	30,201
5.45%, 3/1/2028	100,000	100,103
3.38%, 3/1/2032	365,000	311,252
Fells Point Funding Trust 3.05%, 1/31/2027 (a)	1,570,000	1,445,827
FirstEnergy Transmission LLC
2.87%, 9/15/2028 (a)	965,000	853,298
4.55%, 4/1/2049 (a)	90,000	72,734
Florida Power & Light Co.
3.70%, 12/1/2047	60,000	45,251
5.30%, 4/1/2053	390,000	379,588
Indiana Michigan Power Co.
Series K, 4.55%, 3/15/2046	50,000	41,584
5.63%, 4/1/2053	150,000	146,464
ITC Holdings Corp.
4.95%, 9/22/2027 (a)	432,000	426,253
2.95%, 5/14/2030 (a)	405,000	345,294
5.40%, 6/1/2033 (a)	300,000	293,785
Kentucky Utilities Co. 5.13%, 11/1/2040	404,000	368,864
MidAmerican Energy Co.
3.65%, 4/15/2029	46,000	42,784
5.85%, 9/15/2054	110,000	112,511
Mid-Atlantic Interstate Transmission LLC 4.10%, 5/15/2028 (a)	430,000	406,822
Mississippi Power Co. Series 12-A, 4.25%, 3/15/2042	240,000	191,565
Monongahela Power Co. 5.85%, 2/15/2034 (a)	210,000	210,795
Nevada Power Co. 6.00%, 3/15/2054	600,000	609,098
NextEra Energy Capital Holdings, Inc.
5.75%, 9/1/2025	430,000	430,264
5.00%, 7/15/2032	60,000	57,921
5.25%, 2/28/2053	80,000	72,821
Northern States Power Co.
2.60%, 6/1/2051	590,000	349,659
4.50%, 6/1/2052	50,000	42,334
NRG Energy, Inc.
6.63%, 1/15/2027	21,000	20,841
2.45%, 12/2/2027 (a)	60,000	52,582
5.75%, 1/15/2028	560,000	546,308
3.38%, 2/15/2029 (a)	210,000	179,729
5.25%, 6/15/2029 (a)	1,375,000	1,280,981
Ohio Power Co.
Series P, 2.60%, 4/1/2030	50,000	42,305
Series R, 2.90%, 10/1/2051	290,000	179,667

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Electric Utilities — continued
Oklahoma Gas and Electric Co. 5.40%, 1/15/2033	100,000	99,899
Oncor Electric Delivery Co. LLC
3.10%, 9/15/2049	290,000	193,144
4.95%, 9/15/2052 (a)	400,000	363,290
Pacific Gas and Electric Co.
3.45%, 7/1/2025	17,000	16,301
2.95%, 3/1/2026	110,000	102,681
4.65%, 8/1/2028	2,200,000	2,055,282
6.10%, 1/15/2029	605,000	607,888
6.40%, 6/15/2033	860,000	870,204
4.50%, 7/1/2040	130,000	103,076
4.20%, 6/1/2041	30,000	22,185
4.25%, 3/15/2046	418,000	296,742
6.75%, 1/15/2053	1,770,000	1,785,549
PacifiCorp 4.15%, 2/15/2050	198,000	140,972
PG&E Corp.
5.00%, 7/1/2028	696,000	662,076
5.25%, 7/1/2030	300,000	281,810
PG&E Recovery Funding LLC Series A-3, 5.54%, 7/15/2047	185,000	178,913
PG&E Wildfire Recovery Funding LLC
Series A-2, 4.26%, 6/1/2036	25,000	22,804
Series A-4, 5.21%, 12/1/2047	40,000	37,144
Series A-5, 5.10%, 6/1/2052	70,000	64,533
PPL Electric Utilities Corp.
6.25%, 5/15/2039	382,000	406,737
5.25%, 5/15/2053	70,000	66,601
Public Service Co. of Colorado
2.70%, 1/15/2051	45,000	26,190
5.25%, 4/1/2053	138,000	127,245
Public Service Co. of Oklahoma
5.25%, 1/15/2033	155,000	149,824
Series K, 3.15%, 8/15/2051	150,000	94,551
Public Service Electric and Gas Co.
4.65%, 3/15/2033	520,000	499,665
2.05%, 8/1/2050	68,000	36,261
SCE Recovery Funding LLC Series A-1, 4.70%, 6/15/2040	50,000	47,186
Sigeco Securitization I LLC
Series A1, 5.03%, 11/15/2036	53,000	51,438
Series A2, 5.17%, 5/15/2041	49,000	45,549
Southern California Edison Co.
5.30%, 3/1/2028	719,000	724,332
5.65%, 10/1/2028	600,000	610,457
Series G, 2.50%, 6/1/2031	775,000	635,514
Series C, 3.60%, 2/1/2045	35,000	24,866
Series C, 4.13%, 3/1/2048	238,000	185,093
Series 20A, 2.95%, 2/1/2051	430,000	265,197
5.88%, 12/1/2053	706,000	700,014
Southern Co. (The) 5.50%, 3/15/2029	390,000	395,950

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Electric Utilities — continued
Southwestern Electric Power Co.
Series N, 1.65%, 3/15/2026	45,000	41,413
5.30%, 4/1/2033	130,000	124,798
3.25%, 11/1/2051	210,000	131,295
Southwestern Public Service Co. 4.50%, 8/15/2041	74,000	61,981
Tucson Electric Power Co.
1.50%, 8/1/2030	448,000	350,726
4.85%, 12/1/2048	232,000	196,062
5.50%, 4/15/2053	115,000	107,794
Union Electric Co.
3.90%, 4/1/2052	45,000	34,178
5.45%, 3/15/2053	555,000	532,785
Virginia Electric and Power Co. 5.70%, 8/15/2053	730,000	717,229
Vistra Operations Co. LLC
5.50%, 9/1/2026 (a)	65,000	63,802
5.63%, 2/15/2027 (a)	1,400,000	1,361,795
5.00%, 7/31/2027 (a)	420,000	399,710
4.38%, 5/1/2029 (a)	275,000	248,264
4.30%, 7/15/2029 (a)	90,000	81,628
Wisconsin Public Service Corp. 4.75%, 11/1/2044	69,000	59,670
		36,895,659
Electrical Equipment — 0.1%
Eaton Corp. 4.15%, 3/15/2033	400,000	373,356
EnerSys 4.38%, 12/15/2027 (a)	450,000	411,822
Regal Rexnord Corp.
6.05%, 2/15/2026 (a)	68,000	67,881
6.05%, 4/15/2028 (a)	135,000	132,824
6.30%, 2/15/2030 (a)	57,000	56,330
6.40%, 4/15/2033 (a)	79,000	77,853
Sensata Technologies BV
5.00%, 10/1/2025 (a)	40,000	39,352
4.00%, 4/15/2029 (a)	700,000	628,261
Vertiv Group Corp. 4.13%, 11/15/2028 (a)	365,000	330,389
		2,118,068
Electronic Equipment, Instruments & Components — 0.1%
Arrow Electronics, Inc. 2.95%, 2/15/2032	20,000	16,299
Coherent Corp. 5.00%, 12/15/2029 (a)	815,000	737,594
Corning, Inc. 3.90%, 11/15/2049	75,000	55,486
Sensata Technologies, Inc. 4.38%, 2/15/2030 (a)	255,000	227,267
		1,036,646
Energy Equipment & Services — 0.1%
Archrock Partners LP 6.88%, 4/1/2027 (a)	155,000	153,582
Baker Hughes Holdings LLC 2.06%, 12/15/2026	400,000	365,697
Diamond Foreign Asset Co. 8.50%, 10/1/2030 (a)	220,000	220,634
Nabors Industries, Inc. 7.38%, 5/15/2027 (a)	225,000	217,546
Noble Finance II LLC 8.00%, 4/15/2030 (a)	320,000	328,410

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Energy Equipment & Services — continued
Precision Drilling Corp. (Canada) 7.13%, 1/15/2026 (a)	335,000	332,963
Schlumberger Holdings Corp. 3.90%, 5/17/2028 (a)	214,000	203,180
Transocean, Inc. 8.75%, 2/15/2030 (a)	418,000	426,898
USA Compression Partners LP 6.88%, 4/1/2026	435,000	432,543
		2,681,453
Entertainment — 0.4%
Cinemark USA, Inc.
8.75%, 5/1/2025 (a)	79,000	79,592
5.88%, 3/15/2026 (a)	295,000	286,206
5.25%, 7/15/2028 (a)	40,000	36,004
Live Nation Entertainment, Inc.
5.63%, 3/15/2026 (a)	2,000	1,946
6.50%, 5/15/2027 (a)	1,055,000	1,054,691
4.75%, 10/15/2027 (a)	365,000	343,100
Netflix, Inc. 5.38%, 11/15/2029 (a)	88,000	88,576
Take-Two Interactive Software, Inc. 3.70%, 4/14/2027	115,000	109,547
Walt Disney Co. (The) 6.65%, 11/15/2037	170,000	190,779
Warnermedia Holdings, Inc.
3.76%, 3/15/2027	3,150,000	2,972,252
4.28%, 3/15/2032	1,290,000	1,137,990
5.05%, 3/15/2042	1,500,000	1,238,449
5.14%, 3/15/2052	80,000	63,941
WMG Acquisition Corp. 3.88%, 7/15/2030 (a)	100,000	87,102
		7,690,175
Financial Services — 0.3%
Block, Inc.
2.75%, 6/1/2026	309,000	284,964
3.50%, 6/1/2031	690,000	577,465
Fidelity National Information Services, Inc. 2.25%, 3/1/2031	195,000	158,120
Fiserv, Inc. 3.20%, 7/1/2026	170,000	161,362
Global Payments, Inc.
3.20%, 8/15/2029	160,000	140,992
2.90%, 11/15/2031	75,000	61,647
GTCR W-2 Merger Sub LLC 7.50%, 1/15/2031 (a)	430,000	438,062
LSEGA Financing plc (United Kingdom) 2.00%, 4/6/2028 (a)	400,000	346,821
Nationstar Mortgage Holdings, Inc. 6.00%, 1/15/2027 (a)	675,000	651,375
Nationwide Building Society (United Kingdom) (SOFR + 1.91%), 6.56%, 10/18/2027 (a) (d)	350,000	355,121
NCR Atleos Corp. 9.50%, 4/1/2029 (a)	417,000	430,632
PayPal Holdings, Inc. 5.05%, 6/1/2052	100,000	95,821
Rocket Mortgage LLC
2.88%, 10/15/2026 (a)	530,000	478,987
3.63%, 3/1/2029 (a)	410,000	360,116
Shell International Finance BV (Netherlands)
2.88%, 11/26/2041	620,000	442,753
3.63%, 8/21/2042	200,000	159,189
3.75%, 9/12/2046	141,000	110,296
3.13%, 11/7/2049	25,000	17,172

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Financial Services — continued
3.00%, 11/26/2051	670,000	444,360
Siemens Financieringsmaatschappij NV (Germany) 3.30%, 9/15/2046 (a)	350,000	254,997
Visa, Inc. 2.70%, 4/15/2040	300,000	220,006
		6,190,258
Food Products — 0.2%
Bunge Ltd. Finance Corp. 2.75%, 5/14/2031	385,000	325,567
Campbell Soup Co. 4.15%, 3/15/2028	170,000	163,372
Cargill, Inc. 4.38%, 4/22/2052 (a)	150,000	127,515
Darling Ingredients, Inc.
5.25%, 4/15/2027 (a)	50,000	48,553
6.00%, 6/15/2030 (a)	545,000	526,190
General Mills, Inc. 4.15%, 2/15/2043	200,000	160,866
JBS USA LUX SA 6.75%, 3/15/2034 (a)	250,000	251,288
Lamb Weston Holdings, Inc. 4.13%, 1/31/2030 (a)	795,000	711,696
Post Holdings, Inc.
5.75%, 3/1/2027 (a)	82,000	80,589
5.50%, 12/15/2029 (a)	1,000,000	940,032
Viterra Finance BV (Netherlands) 3.20%, 4/21/2031 (a)	200,000	166,219
		3,501,887
Gas Utilities — 0.1%
AmeriGas Partners LP
5.50%, 5/20/2025	168,000	164,534
5.88%, 8/20/2026	10,000	9,765
5.75%, 5/20/2027	305,000	291,305
Atmos Energy Corp.
5.50%, 6/15/2041	52,000	50,630
5.75%, 10/15/2052	185,000	188,230
6.20%, 11/15/2053	630,000	679,568
Boston Gas Co. 3.00%, 8/1/2029 (a)	37,000	32,413
Piedmont Natural Gas Co., Inc. 5.05%, 5/15/2052	100,000	86,864
Southern California Gas Co. Series XX, 2.55%, 2/1/2030	393,000	334,617
Southwest Gas Corp. 4.05%, 3/15/2032	480,000	427,902
Superior Plus LP (Canada) 4.50%, 3/15/2029 (a)	495,000	435,895
		2,701,723
Ground Transportation — 0.4%
Avis Budget Car Rental LLC
5.75%, 7/15/2027 (a)	600,000	566,157
4.75%, 4/1/2028 (a)	95,000	86,086
5.38%, 3/1/2029 (a)	55,000	49,501
Burlington Northern Santa Fe LLC
3.55%, 2/15/2050	708,000	525,143
3.05%, 2/15/2051	155,000	103,064
5.20%, 4/15/2054	850,000	823,842
Canadian Pacific Railway Co. (Canada)
2.88%, 11/15/2029	1,125,000	985,205
3.10%, 12/2/2051	250,000	167,002

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Ground Transportation — continued
CSX Corp. 4.50%, 11/15/2052	460,000	393,231
EquipmentShare.com, Inc. 9.00%, 5/15/2028 (a)	355,000	349,675
First Student Bidco, Inc. 4.00%, 7/31/2029 (a)	300,000	255,190
Hertz Corp. (The) 4.63%, 12/1/2026 (a)	860,000	757,974
Norfolk Southern Corp. 3.95%, 10/1/2042	50,000	39,611
Penske Truck Leasing Co. LP 1.20%, 11/15/2025 (a)	376,000	343,562
RXO, Inc. 7.50%, 11/15/2027 (a)	510,000	523,571
Triton Container International Ltd. (Bermuda) 1.15%, 6/7/2024 (a)	400,000	389,114
Uber Technologies, Inc.
7.50%, 5/15/2025 (a)	155,000	157,906
7.50%, 9/15/2027 (a)	435,000	442,975
Union Pacific Corp.
2.40%, 2/5/2030	560,000	482,191
3.50%, 2/14/2053	120,000	87,579
XPO, Inc.
6.25%, 6/1/2028 (a)	330,000	326,015
7.13%, 6/1/2031 (a)	405,000	409,364
		8,263,958
Health Care Equipment & Supplies — 0.2%
Abbott Laboratories 4.75%, 11/30/2036	290,000	283,725
Avantor Funding, Inc. 4.63%, 7/15/2028 (a)	426,000	398,468
Becton Dickinson & Co. 3.70%, 6/6/2027	200,000	190,361
Boston Scientific Corp. 6.50%, 11/15/2035 (i)	700,000	758,391
DH Europe Finance II SARL 3.25%, 11/15/2039	250,000	193,428
Hologic, Inc. 3.25%, 2/15/2029 (a)	605,000	531,222
Medline Borrower LP
3.88%, 4/1/2029 (a)	1,085,000	962,988
5.25%, 10/1/2029 (a)	55,000	49,773
Teleflex, Inc. 4.25%, 6/1/2028 (a)	450,000	414,437
		3,782,793
Health Care Providers & Services — 1.2%
Acadia Healthcare Co., Inc.
5.50%, 7/1/2028 (a)	631,000	604,525
5.00%, 4/15/2029 (a)	175,000	163,366
AdaptHealth LLC 4.63%, 8/1/2029 (a)	85,000	67,128
Aetna, Inc.
4.13%, 11/15/2042	320,000	249,146
4.75%, 3/15/2044	200,000	168,041
3.88%, 8/15/2047	1,735,000	1,266,965
Centene Corp. 4.63%, 12/15/2029	581,000	539,594
Cigna Group (The) 2.38%, 3/15/2031	135,000	110,718
CommonSpirit Health
1.55%, 10/1/2025	13,000	12,016
2.78%, 10/1/2030	13,000	10,765
3.91%, 10/1/2050	15,000	10,780
Community Health Network, Inc. Series 20-A, 3.10%, 5/1/2050	190,000	117,127

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Health Care Providers & Services — continued
Community Health Systems, Inc.
8.00%, 3/15/2026 (a)	255,000	245,504
5.63%, 3/15/2027 (a)	1,240,000	1,106,401
4.75%, 2/15/2031 (a)	85,000	62,363
CVS Health Corp.
4.30%, 3/25/2028	737,000	712,988
5.13%, 2/21/2030	100,000	98,557
5.25%, 1/30/2031	145,000	144,328
5.25%, 2/21/2033	70,000	68,810
4.78%, 3/25/2038	1,290,000	1,157,543
2.70%, 8/21/2040	50,000	33,437
DaVita, Inc. 4.63%, 6/1/2030 (a)	1,190,000	1,005,806
Encompass Health Corp.
4.50%, 2/1/2028	180,000	168,233
4.75%, 2/1/2030	1,210,000	1,099,516
4.63%, 4/1/2031	75,000	65,832
Envision Healthcare Corp. 8.75%, 10/15/2026 ‡ (b)	20,000	—
Hackensack Meridian Health, Inc. Series 2020, 2.68%, 9/1/2041	50,000	33,389
HCA, Inc.
5.25%, 6/15/2026	570,000	565,094
4.50%, 2/15/2027	580,000	562,588
5.63%, 9/1/2028	1,750,000	1,754,607
3.50%, 9/1/2030	2,012,000	1,768,965
2.38%, 7/15/2031	1,130,000	898,979
5.50%, 6/15/2047	300,000	269,365
3.50%, 7/15/2051	35,000	22,934
Memorial Health Services 3.45%, 11/1/2049	530,000	376,622
MultiCare Health System 2.80%, 8/15/2050	10,000	5,766
MyMichigan Health Series 2020, 3.41%, 6/1/2050	10,000	6,727
New York and Presbyterian Hospital (The) 2.61%, 8/1/2060	5,000	2,642
Northwell Healthcare, Inc. 4.26%, 11/1/2047	110,000	86,122
Northwestern Memorial Healthcare Obligated Group Series 2021, 2.63%, 7/15/2051	617,000	377,183
Owens & Minor, Inc. 4.50%, 3/31/2029 (a)	580,000	496,625
Quest Diagnostics, Inc.
2.95%, 6/30/2030	55,000	47,266
6.40%, 11/30/2033	580,000	614,035
Sutter Health 5.55%, 8/15/2053	150,000	147,530
Tenet Healthcare Corp.
4.88%, 1/1/2026	260,000	255,472
5.13%, 11/1/2027	905,000	868,205
4.63%, 6/15/2028	1,040,000	968,648
4.25%, 6/1/2029	3,138,000	2,812,273
UnitedHealth Group, Inc.
4.63%, 11/15/2041	232,000	208,837
3.25%, 5/15/2051	485,000	340,895
5.88%, 2/15/2053	254,000	269,920
5.05%, 4/15/2053	1,400,000	1,326,497
		24,376,675

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Health Care REITs — 0.0% ^
Healthpeak OP LLC
2.13%, 12/1/2028	64,000	54,629
3.00%, 1/15/2030	87,000	74,721
Sabra Health Care LP 3.20%, 12/1/2031	120,000	93,853
		223,203
Health Care Technology — 0.0% ^
IQVIA, Inc.
5.00%, 5/15/2027 (a)	200,000	193,603
6.50%, 5/15/2030 (a)	510,000	514,309
		707,912
Hotel & Resort REITs — 0.0% ^
RHP Hotel Properties LP
4.75%, 10/15/2027	390,000	370,395
7.25%, 7/15/2028 (a)	555,000	563,620
		934,015
Hotels, Restaurants & Leisure — 0.9%
1011778 BC ULC (Canada)
5.75%, 4/15/2025 (a)	50,000	49,834
3.88%, 1/15/2028 (a)	257,000	236,551
4.00%, 10/15/2030 (a)	290,000	250,004
Acushnet Co. 7.38%, 10/15/2028 (a)	420,000	431,344
Boyd Gaming Corp. 4.75%, 12/1/2027	548,000	518,785
Boyne USA, Inc. 4.75%, 5/15/2029 (a)	577,000	521,619
Caesars Entertainment, Inc.
6.25%, 7/1/2025 (a)	1,140,000	1,133,437
8.13%, 7/1/2027 (a)	285,000	290,345
Carnival Corp.
5.75%, 3/1/2027 (a)	560,000	532,322
9.88%, 8/1/2027 (a)	110,000	114,954
4.00%, 8/1/2028 (a)	1,000,000	905,864
Carnival Holdings Bermuda Ltd. 10.38%, 5/1/2028 (a)	385,000	418,649
Cedar Fair LP
6.50%, 10/1/2028	668,000	658,114
5.25%, 7/15/2029	250,000	228,587
Hilton Domestic Operating Co., Inc.
5.38%, 5/1/2025 (a)	25,000	24,824
5.75%, 5/1/2028 (a)	285,000	280,805
3.75%, 5/1/2029 (a)	345,000	309,826
4.88%, 1/15/2030	1,220,000	1,148,272
International Game Technology plc 6.25%, 1/15/2027 (a)	200,000	199,604
Las Vegas Sands Corp. 2.90%, 6/25/2025	205,000	195,006
Marriott Ownership Resorts, Inc. 4.50%, 6/15/2029 (a)	615,000	517,080
McDonald's Corp. 5.45%, 8/14/2053	430,000	423,706
MGM Resorts International
6.75%, 5/1/2025	130,000	130,260
4.63%, 9/1/2026	355,000	340,879

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Hotels, Restaurants & Leisure — continued
5.50%, 4/15/2027	726,000	703,353
Royal Caribbean Cruises Ltd.
11.63%, 8/15/2027 (a)	355,000	385,015
8.25%, 1/15/2029 (a)	502,000	523,335
9.25%, 1/15/2029 (a)	1,117,000	1,188,688
Sands China Ltd. (Macau)
5.38%, 8/8/2025 (i)	1,000,000	976,045
4.30%, 1/8/2026 (i)	250,000	235,550
2.55%, 3/8/2027 (i)	200,000	175,000
Six Flags Entertainment Corp. 7.25%, 5/15/2031 (a)	255,000	245,885
Six Flags Theme Parks, Inc. 7.00%, 7/1/2025 (a)	253,000	253,875
Starbucks Corp.
4.80%, 2/15/2033	350,000	344,417
3.35%, 3/12/2050	5,000	3,479
Station Casinos LLC 4.50%, 2/15/2028 (a)	700,000	633,115
Travel + Leisure Co. 5.65%, 4/1/2024 (i)	25,000	24,971
Vail Resorts, Inc. 6.25%, 5/15/2025 (a)	509,000	507,543
Wynn Las Vegas LLC
5.50%, 3/1/2025 (a)	75,000	74,096
5.25%, 5/15/2027 (a)	125,000	119,048
Wynn Macau Ltd. (Macau)
4.88%, 10/1/2024 (a)	375,000	366,679
5.63%, 8/26/2028 (a)	200,000	176,773
Wynn Resorts Finance LLC 5.13%, 10/1/2029 (a)	1,345,000	1,211,331
Yum! Brands, Inc.
4.75%, 1/15/2030 (a)	215,000	199,833
4.63%, 1/31/2032	1,025,000	921,701
		19,130,403
Household Durables — 0.2%
CD&R Smokey Buyer, Inc. 6.75%, 7/15/2025 (a)	410,000	396,564
MDC Holdings, Inc.
3.85%, 1/15/2030	30,000	25,966
2.50%, 1/15/2031	17,000	13,123
Newell Brands, Inc.
5.20%, 4/1/2026 (i)	1,265,000	1,221,166
6.63%, 9/15/2029	540,000	526,287
6.37%, 4/1/2036 (i)	310,000	273,774
Tempur Sealy International, Inc. 4.00%, 4/15/2029 (a)	970,000	839,594
		3,296,474
Household Products — 0.1%
Central Garden & Pet Co.
5.13%, 2/1/2028	145,000	137,880
4.13%, 10/15/2030	165,000	141,358
Energizer Holdings, Inc.
4.75%, 6/15/2028 (a)	655,000	585,482
4.38%, 3/31/2029 (a)	275,000	237,183

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Household Products — continued
Spectrum Brands, Inc.
5.00%, 10/1/2029 (a)	475,000	438,280
5.50%, 7/15/2030 (a)	540,000	504,079
		2,044,262
Independent Power and Renewable Electricity Producers — 0.2%
Calpine Corp.
5.25%, 6/1/2026 (a)	548,000	538,032
4.50%, 2/15/2028 (a)	260,000	245,380
5.13%, 3/15/2028 (a)	55,000	51,762
Constellation Energy Generation LLC
3.25%, 6/1/2025	187,000	180,400
5.80%, 3/1/2033	240,000	241,393
6.25%, 10/1/2039	85,000	85,544
5.75%, 10/1/2041	120,000	112,463
5.60%, 6/15/2042	215,000	200,996
6.50%, 10/1/2053	1,640,000	1,714,714
		3,370,684
Industrial REITs — 0.0% ^
Prologis LP
1.75%, 7/1/2030	149,000	119,022
4.75%, 6/15/2033	640,000	610,955
		729,977
Insurance — 0.3%
Alleghany Corp. 3.25%, 8/15/2051	50,000	34,116
Aon Corp. 5.35%, 2/28/2033	165,000	164,098
Athene Global Funding
1.45%, 1/8/2026 (a)	370,000	335,761
2.95%, 11/12/2026 (a)	44,000	40,258
Berkshire Hathaway Finance Corp.
2.50%, 1/15/2051	200,000	121,973
3.85%, 3/15/2052	715,000	558,939
Cincinnati Financial Corp. 6.13%, 11/1/2034	200,000	201,942
Corebridge Global Funding 5.90%, 9/19/2028 (a)	140,000	141,581
Equitable Financial Life Global Funding 1.70%, 11/12/2026 (a)	25,000	22,160
F&G Global Funding 1.75%, 6/30/2026 (a)	10,000	8,907
Fidelity & Guaranty Life Holdings, Inc. 5.50%, 5/1/2025 (a)	440,000	432,951
Great-West Lifeco Finance 2018 LP (Canada) 4.58%, 5/17/2048 (a)	20,000	16,626
Guardian Life Global Funding 5.74%, 10/2/2028 (a)	500,000	514,104
Manulife Financial Corp. (Canada) 4.15%, 3/4/2026	42,000	41,063
Marsh & McLennan Cos., Inc. 5.45%, 3/15/2053	155,000	151,319
MetLife, Inc.
4.13%, 8/13/2042	329,000	269,692
5.00%, 7/15/2052	350,000	319,883
Metropolitan Life Global Funding I 5.15%, 3/28/2033 (a)	880,000	859,153
New York Life Global Funding 3.00%, 1/10/2028 (a)	51,000	46,818
New York Life Insurance Co. 4.45%, 5/15/2069 (a)	50,000	38,879

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Insurance — continued
Pacific Life Global Funding II 5.50%, 8/28/2026 (a)	135,000	136,105
Pacific Life Insurance Co. (3-MONTH SOFR + 2.80%), 4.30%, 10/24/2067 (a) (d)	27,000	20,094
Pricoa Global Funding I 5.55%, 8/28/2026 (a)	175,000	176,373
Principal Financial Group, Inc. 3.70%, 5/15/2029	235,000	215,998
Progressive Corp. (The)
3.00%, 3/15/2032	200,000	171,598
4.35%, 4/25/2044	42,000	35,142
Prudential Financial, Inc.
3.88%, 3/27/2028	32,000	30,615
3.91%, 12/7/2047	250,000	190,249
Prudential Funding Asia plc (Hong Kong) 3.13%, 4/14/2030	470,000	407,255
Teachers Insurance & Annuity Association of America 4.27%, 5/15/2047 (a)	800,000	646,826
Travelers Cos., Inc. (The) 5.35%, 11/1/2040	16,000	15,807
W R Berkley Corp. 3.55%, 3/30/2052	45,000	30,022
		6,396,307
Interactive Media & Services — 0.1%
Meta Platforms, Inc.
4.80%, 5/15/2030	210,000	210,199
4.45%, 8/15/2052	552,000	471,954
5.60%, 5/15/2053	961,000	976,397
TripAdvisor, Inc. 7.00%, 7/15/2025 (a)	420,000	421,415
		2,079,965
IT Services — 0.1%
Arches Buyer, Inc. 4.25%, 6/1/2028 (a)	550,000	479,209
CGI, Inc. (Canada) 1.45%, 9/14/2026	170,000	152,042
Gartner, Inc. 3.75%, 10/1/2030 (a)	130,000	113,504
Presidio Holdings, Inc. 4.88%, 2/1/2027 (a)	410,000	396,514
Twilio, Inc. 3.63%, 3/15/2029	510,000	451,526
		1,592,795
Leisure Products — 0.0% ^
Hasbro, Inc. 3.90%, 11/19/2029	15,000	13,489
Life Sciences Tools & Services — 0.2%
Charles River Laboratories International, Inc. 3.75%, 3/15/2029 (a)	120,000	106,681
Danaher Corp. 2.80%, 12/10/2051	300,000	190,322
Thermo Fisher Scientific, Inc.
4.98%, 8/10/2030	650,000	649,002
5.09%, 8/10/2033	2,585,000	2,579,333
		3,525,338
Machinery — 0.2%
Chart Industries, Inc. 7.50%, 1/1/2030 (a)	940,000	958,713
Hillenbrand, Inc. 3.75%, 3/1/2031	984,000	816,425
Illinois Tool Works, Inc. 3.90%, 9/1/2042	15,000	12,557
Otis Worldwide Corp. 5.25%, 8/16/2028	450,000	452,171
Parker-Hannifin Corp.
3.25%, 3/1/2027	92,000	87,047
4.25%, 9/15/2027	300,000	292,053

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Machinery — continued
Stanley Black & Decker, Inc. 2.75%, 11/15/2050	10,000	5,702
Terex Corp. 5.00%, 5/15/2029 (a)	275,000	252,154
Trinity Industries, Inc.
4.55%, 10/1/2024	220,000	215,050
7.75%, 7/15/2028 (a)	320,000	326,400
Xylem, Inc. 1.95%, 1/30/2028	30,000	26,369
		3,444,641
Media — 1.5%
Charter Communications Operating LLC
2.25%, 1/15/2029	665,000	560,371
2.30%, 2/1/2032	1,250,000	955,982
6.65%, 2/1/2034	1,000,000	1,024,347
3.50%, 6/1/2041	85,000	56,869
3.50%, 3/1/2042	575,000	380,114
3.70%, 4/1/2051	40,000	24,752
3.90%, 6/1/2052	95,000	60,777
Clear Channel Outdoor Holdings, Inc. 5.13%, 8/15/2027 (a)	1,102,000	1,020,012
Comcast Corp.
2.65%, 2/1/2030	2,230,000	1,950,137
4.25%, 10/15/2030	1,344,000	1,280,977
1.95%, 1/15/2031	80,000	65,103
1.50%, 2/15/2031	450,000	354,445
5.50%, 11/15/2032	210,000	215,214
3.90%, 3/1/2038	95,000	80,885
3.25%, 11/1/2039	813,000	618,283
4.00%, 3/1/2048	45,000	35,541
2.89%, 11/1/2051	1,520,000	957,560
5.35%, 5/15/2053	2,175,000	2,100,168
2.94%, 11/1/2056	3,348,000	2,045,585
CSC Holdings LLC
5.25%, 6/1/2024	397,000	378,183
5.38%, 2/1/2028 (a)	470,000	399,611
6.50%, 2/1/2029 (a)	1,570,000	1,327,875
4.50%, 11/15/2031 (a)	200,000	141,536
Directv Financing LLC 5.88%, 8/15/2027 (a)	956,000	860,248
Discovery Communications LLC 4.00%, 9/15/2055	45,000	29,766
DISH DBS Corp.
5.88%, 11/15/2024	1,356,000	1,190,385
5.25%, 12/1/2026 (a)	175,000	140,709
DISH Network Corp. 11.75%, 11/15/2027 (a)	980,000	972,775
Gannett Holdings LLC 6.00%, 11/1/2026 (a)	235,000	206,353
Gray Escrow II, Inc. 5.38%, 11/15/2031 (a)	135,000	96,242
Gray Television, Inc.
7.00%, 5/15/2027 (a)	155,000	140,856
4.75%, 10/15/2030 (a)	100,000	71,391
iHeartCommunications, Inc.
6.38%, 5/1/2026	850,000	723,341

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Media — continued
8.38%, 5/1/2027	25,000	17,497
5.25%, 8/15/2027 (a)	260,000	199,254
Lamar Media Corp.
3.75%, 2/15/2028	215,000	197,972
4.00%, 2/15/2030	600,000	534,939
News Corp. 3.88%, 5/15/2029 (a)	685,000	605,976
Nexstar Media, Inc.
5.63%, 7/15/2027 (a)	785,000	743,254
4.75%, 11/1/2028 (a)	285,000	252,267
Outfront Media Capital LLC
5.00%, 8/15/2027 (a)	461,000	434,679
7.38%, 2/15/2031 (a)	455,000	466,602
Paramount Global
3.70%, 6/1/2028	200,000	179,283
4.95%, 1/15/2031	350,000	316,963
Scripps Escrow II, Inc. 3.88%, 1/15/2029 (a)	270,000	226,950
Scripps Escrow, Inc. 5.88%, 7/15/2027 (a)	115,000	96,887
Sinclair Television Group, Inc. 4.13%, 12/1/2030 (a)	150,000	105,375
Sirius XM Radio, Inc.
5.00%, 8/1/2027 (a)	110,000	104,510
4.00%, 7/15/2028 (a)	2,755,000	2,461,569
5.50%, 7/1/2029 (a)	160,000	148,666
4.13%, 7/1/2030 (a)	485,000	409,219
Stagwell Global LLC 5.63%, 8/15/2029 (a)	520,000	455,650
TEGNA, Inc.
4.63%, 3/15/2028	890,000	809,393
5.00%, 9/15/2029	340,000	302,158
Univision Communications, Inc.
6.63%, 6/1/2027 (a)	540,000	532,151
4.50%, 5/1/2029 (a)	280,000	245,679
Videotron Ltd. (Canada)
5.38%, 6/15/2024 (a)	37,000	36,869
5.13%, 4/15/2027 (a)	215,000	208,016
		30,558,171
Metals & Mining — 0.5%
Alcoa Nederland Holding BV
5.50%, 12/15/2027 (a)	200,000	192,007
6.13%, 5/15/2028 (a)	500,000	492,356
ATI, Inc.
5.88%, 12/1/2027	460,000	444,539
7.25%, 8/15/2030	250,000	251,174
BHP Billiton Finance USA Ltd. (Australia)
5.25%, 9/8/2030	270,000	272,566
4.90%, 2/28/2033	100,000	98,460
5.25%, 9/8/2033	940,000	940,513
Big River Steel LLC 6.63%, 1/31/2029 (a)	635,000	633,909
Carpenter Technology Corp. 6.38%, 7/15/2028	420,000	412,616

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Metals & Mining — continued
Cleveland-Cliffs, Inc.
6.75%, 3/15/2026 (a)	125,000	125,170
5.88%, 6/1/2027	635,000	623,341
4.63%, 3/1/2029 (a)	310,000	278,595
FMG Resources August 2006 Pty. Ltd. (Australia)
4.50%, 9/15/2027 (a)	100,000	94,383
5.88%, 4/15/2030 (a)	135,000	129,789
Freeport-McMoRan, Inc.
4.25%, 3/1/2030	97,000	88,497
4.63%, 8/1/2030	300,000	278,719
5.40%, 11/14/2034	183,000	173,556
Glencore Funding LLC (Australia)
3.88%, 10/27/2027 (a)	40,000	37,570
6.13%, 10/6/2028 (a)	2,000,000	2,043,952
2.50%, 9/1/2030 (a)	37,000	30,287
2.85%, 4/27/2031 (a)	435,000	356,696
2.63%, 9/23/2031 (a)	102,000	82,080
Kaiser Aluminum Corp. 4.63%, 3/1/2028 (a)	205,000	181,584
Newcrest Finance Pty. Ltd. (Australia) 5.75%, 11/15/2041 (a)	300,000	296,494
Novelis Corp. 4.75%, 1/30/2030 (a)	255,000	231,501
Nucor Corp. 2.98%, 12/15/2055	50,000	29,953
Rio Tinto Finance USA Ltd. (Australia) 5.20%, 11/2/2040	20,000	19,281
Rio Tinto Finance USA plc (Australia) 4.13%, 8/21/2042	370,000	313,120
Teck Resources Ltd. (Canada) 5.40%, 2/1/2043	20,000	17,643
United States Steel Corp. 6.88%, 3/1/2029	147,000	146,097
Vale Overseas Ltd. (Brazil) 3.75%, 7/8/2030	20,000	17,564
		9,334,012
Mortgage Real Estate Investment Trusts (REITs) — 0.0% ^
Great Ajax Operating Partnership LP Series QIB, 8.88%, 9/1/2027 (a)	1,000,000	870,187
Multi-Utilities — 0.2%
Ameren Corp.
1.95%, 3/15/2027	20,000	18,034
3.50%, 1/15/2031	291,000	257,172
Ameren Illinois Co. 4.95%, 6/1/2033	750,000	729,434
Berkshire Hathaway Energy Co.
5.15%, 11/15/2043	194,000	177,795
2.85%, 5/15/2051	40,000	24,804
4.60%, 5/1/2053	20,000	16,344
Consolidated Edison Co. of New York, Inc.
Series E, 4.65%, 12/1/2048	225,000	189,858
Series A, 4.13%, 5/15/2049	491,000	380,526
Consumers Energy Co. 4.63%, 5/15/2033	365,000	348,696
DTE Energy Co. 4.88%, 6/1/2028	500,000	490,215
NiSource, Inc. 5.25%, 3/30/2028	275,000	274,627
PG&E Energy Recovery Funding LLC Series A-3, 2.82%, 7/15/2046	70,000	46,849
Puget Sound Energy, Inc.
5.76%, 7/15/2040	140,000	134,710

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Multi-Utilities — continued
5.45%, 6/1/2053	30,000	28,793
San Diego Gas & Electric Co.
4.95%, 8/15/2028	350,000	348,654
2.95%, 8/15/2051	170,000	107,643
5.35%, 4/1/2053	200,000	188,945
Southern Co. Gas Capital Corp.
5.75%, 9/15/2033	160,000	161,928
4.40%, 5/30/2047	100,000	78,538
Series 21A, 3.15%, 9/30/2051	710,000	441,758
WEC Energy Group, Inc. 5.60%, 9/12/2026	270,000	271,560
		4,716,883
Office REITs — 0.0% ^
Alexandria Real Estate Equities, Inc.
1.88%, 2/1/2033	53,000	38,879
5.15%, 4/15/2053	30,000	26,833
Corporate Office Properties LP 2.25%, 3/15/2026	94,000	86,230
		151,942
Oil, Gas & Consumable Fuels — 2.6%
Aker BP ASA (Norway) 3.10%, 7/15/2031 (a)	250,000	206,911
Antero Midstream Partners LP
7.88%, 5/15/2026 (a)	390,000	397,651
5.75%, 3/1/2027 (a)	430,000	420,728
5.75%, 1/15/2028 (a)	395,000	382,092
Antero Resources Corp.
7.63%, 2/1/2029 (a)	798,000	817,249
5.38%, 3/1/2030 (a)	125,000	117,078
Apache Corp. 4.38%, 10/15/2028	179,000	164,729
Baytex Energy Corp. (Canada)
8.75%, 4/1/2027 (a)	310,000	318,009
8.50%, 4/30/2030 (a)	494,000	505,169
Blue Racer Midstream LLC 6.63%, 7/15/2026 (a)	195,000	191,383
BP Capital Markets America, Inc.
1.75%, 8/10/2030	730,000	597,875
2.72%, 1/12/2032	557,000	469,837
4.81%, 2/13/2033	3,360,000	3,261,173
4.89%, 9/11/2033	710,000	692,463
3.00%, 2/24/2050	174,000	115,295
2.77%, 11/10/2050	55,000	34,589
2.94%, 6/4/2051	67,000	43,357
3.00%, 3/17/2052	695,000	453,208
BP Capital Markets plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.04%), 4.38%, 6/22/2025 (d) (f) (g)	85,000	81,896
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.40%), 4.88%, 3/22/2030 (d) (f) (g)	155,000	139,309
Buckeye Partners LP
3.95%, 12/1/2026	795,000	749,287
4.13%, 12/1/2027	175,000	161,634
California Resources Corp. 7.13%, 2/1/2026 (a)	325,000	326,966

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Cameron LNG LLC 3.70%, 1/15/2039 (a)	20,000	15,839
Cheniere Energy Partners LP
4.50%, 10/1/2029	319,000	297,595
4.00%, 3/1/2031	135,000	119,085
3.25%, 1/31/2032	240,000	197,587
Chesapeake Energy Corp.
5.88%, 2/1/2029 (a)	650,000	624,106
6.75%, 4/15/2029 (a)	115,000	114,591
Chord Energy Corp. 6.38%, 6/1/2026 (a)	545,000	541,485
Civitas Resources, Inc.
8.38%, 7/1/2028 (a)	290,000	297,015
8.63%, 11/1/2030 (a)	445,000	460,897
8.75%, 7/1/2031 (a)	997,000	1,031,864
CNX Resources Corp. 7.25%, 3/14/2027 (a)	427,000	426,607
Columbia Pipelines Operating Co. LLC
6.04%, 11/15/2033 (a)	360,000	363,266
6.50%, 8/15/2043 (a)	210,000	212,499
Comstock Resources, Inc.
6.75%, 3/1/2029 (a)	925,000	851,616
5.88%, 1/15/2030 (a)	35,000	30,360
ConocoPhillips Co.
5.05%, 9/15/2033	411,000	406,001
3.80%, 3/15/2052	610,000	464,779
5.55%, 3/15/2054	2,340,000	2,331,907
4.03%, 3/15/2062	233,000	175,974
Coterra Energy, Inc. 3.90%, 5/15/2027	30,000	28,596
Crescent Energy Finance LLC
7.25%, 5/1/2026 (a)	593,000	588,552
9.25%, 2/15/2028 (a)	400,000	413,360
DT Midstream, Inc.
4.13%, 6/15/2029 (a)	830,000	745,149
4.38%, 6/15/2031 (a)	180,000	157,946
4.30%, 4/15/2032 (a)	80,000	69,354
Encino Acquisition Partners Holdings LLC 8.50%, 5/1/2028 (a)	415,000	404,414
Energy Transfer LP
5.75%, 4/1/2025	100,000	99,553
5.63%, 5/1/2027 (a)	295,000	289,852
8.00%, 4/1/2029 (a)	215,000	222,701
4.15%, 9/15/2029	1,150,000	1,065,965
5.75%, 2/15/2033	120,000	119,499
6.55%, 12/1/2033	510,000	533,509
5.80%, 6/15/2038	100,000	95,467
5.35%, 5/15/2045	45,000	39,229
Eni USA, Inc. (Italy) 7.30%, 11/15/2027	140,000	148,612
EnLink Midstream LLC 5.38%, 6/1/2029	312,000	301,096
EnLink Midstream Partners LP
4.85%, 7/15/2026	645,000	627,639
5.60%, 4/1/2044	404,000	344,256

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Enterprise Products Operating LLC Series H, 6.65%, 10/15/2034	530,000	584,315
EQM Midstream Partners LP
4.13%, 12/1/2026	420,000	396,898
7.50%, 6/1/2027 (a)	1,245,000	1,272,498
6.50%, 7/1/2027 (a)	405,000	405,644
5.50%, 7/15/2028	365,000	354,772
4.50%, 1/15/2029 (a)	215,000	196,161
4.75%, 1/15/2031 (a)	335,000	298,362
Exxon Mobil Corp.
4.23%, 3/19/2040	750,000	666,861
3.10%, 8/16/2049	220,000	152,595
Flex Intermediate Holdco LLC
3.36%, 6/30/2031 (a)	64,000	50,055
4.32%, 12/30/2039 (a)	20,000	13,843
Genesis Energy LP
6.25%, 5/15/2026	275,000	269,275
8.00%, 1/15/2027	435,000	435,400
Gray Oak Pipeline LLC 2.60%, 10/15/2025 (a)	112,000	104,871
Gulfport Energy Corp. 8.00%, 5/17/2026 (a)	695,000	703,597
Hess Corp. 4.30%, 4/1/2027	1,350,000	1,315,007
Hess Midstream Operations LP
5.63%, 2/15/2026 (a)	105,000	103,688
5.50%, 10/15/2030 (a)	275,000	259,526
Hilcorp Energy I LP 5.75%, 2/1/2029 (a)	1,129,000	1,061,079
Holly Energy Partners LP 6.38%, 4/15/2027 (a)	240,000	235,897
Kinder Morgan, Inc. 3.25%, 8/1/2050	75,000	47,734
Kinetik Holdings LP 5.88%, 6/15/2030 (a)	760,000	723,966
MEG Energy Corp. (Canada) 5.88%, 2/1/2029 (a)	430,000	411,023
MPLX LP
2.65%, 8/15/2030	470,000	392,900
4.95%, 3/14/2052	55,000	45,907
NGL Energy Operating LLC 7.50%, 2/1/2026 (a)	215,000	215,808
NGPL PipeCo LLC 3.25%, 7/15/2031 (a)	10,000	8,259
NuStar Logistics LP
5.75%, 10/1/2025	250,000	248,292
5.63%, 4/28/2027	395,000	388,840
Permian Resources Operating LLC 5.38%, 1/15/2026 (a)	315,000	304,704
Phillips 66 4.65%, 11/15/2034	330,000	308,798
Pioneer Natural Resources Co.
1.13%, 1/15/2026	50,000	45,909
1.90%, 8/15/2030	2,330,000	1,911,004
Range Resources Corp.
4.88%, 5/15/2025	45,000	44,287
8.25%, 1/15/2029	930,000	963,768
Rockies Express Pipeline LLC
3.60%, 5/15/2025 (a)	385,000	368,644
4.95%, 7/15/2029 (a)	465,000	429,216
4.80%, 5/15/2030 (a)	440,000	393,948

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Sabine Pass Liquefaction LLC
5.63%, 3/1/2025	90,000	89,918
5.88%, 6/30/2026	420,000	423,914
5.00%, 3/15/2027	1,225,000	1,213,602
4.50%, 5/15/2030	894,000	844,020
SM Energy Co.
6.75%, 9/15/2026	250,000	246,733
6.63%, 1/15/2027	605,000	595,191
Southwestern Energy Co.
5.70%, 1/23/2025 (i)	2,000	1,995
8.38%, 9/15/2028	305,000	315,440
5.38%, 2/1/2029	660,000	627,993
5.38%, 3/15/2030	370,000	350,820
Summit Midstream Holdings LLC 9.00%, 10/15/2026 (a) (i)	185,000	183,859
Suncor Energy, Inc. (Canada) 6.80%, 5/15/2038	83,000	86,920
Sunoco LP
6.00%, 4/15/2027	185,000	183,924
5.88%, 3/15/2028	430,000	421,122
4.50%, 5/15/2029	180,000	164,060
Tallgrass Energy Partners LP
7.50%, 10/1/2025 (a)	45,000	45,259
6.00%, 3/1/2027 (a)	395,000	379,891
5.50%, 1/15/2028 (a)	55,000	50,740
6.00%, 12/31/2030 (a)	280,000	252,819
6.00%, 9/1/2031 (a)	40,000	35,866
TotalEnergies Capital International SA (France)
2.99%, 6/29/2041	270,000	197,725
3.46%, 7/12/2049	444,000	326,975
3.13%, 5/29/2050	80,000	55,075
TransCanada PipeLines Ltd. (Canada) 5.10%, 3/15/2049	48,000	42,801
Valero Energy Corp. 2.15%, 9/15/2027	25,000	22,348
Venture Global Calcasieu Pass LLC 3.88%, 8/15/2029 (a)	570,000	499,808
Venture Global LNG, Inc.
8.13%, 6/1/2028 (a)	1,620,000	1,606,177
9.50%, 2/1/2029 (a)	785,000	809,959
8.38%, 6/1/2031 (a)	415,000	408,911
Vital Energy, Inc.
9.50%, 1/15/2025	255,000	255,988
10.13%, 1/15/2028	200,000	203,647
		52,982,561
Passenger Airlines — 0.2%
American Airlines, Inc.
11.75%, 7/15/2025 (a)	345,000	377,551
5.50%, 4/20/2026 (a)	1,370,833	1,349,528
7.25%, 2/15/2028 (a)	225,000	222,220
5.75%, 4/20/2029 (a)	1,375,000	1,317,304
Continental Airlines Pass-Through Trust Series 2012-2, Class A Shares, 4.00%, 10/29/2024	25,643	24,949

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Passenger Airlines — continued
Delta Air Lines, Inc.
7.38%, 1/15/2026	105,000	107,529
4.38%, 4/19/2028	140,000	133,536
Mileage Plus Holdings LLC 6.50%, 6/20/2027 (a)	645,000	641,448
United Airlines Holdings, Inc.
5.00%, 2/1/2024	20,000	19,910
4.88%, 1/15/2025	16,000	15,720
United Airlines, Inc. 4.63%, 4/15/2029 (a)	695,000	620,433
VistaJet Malta Finance plc (Switzerland) 9.50%, 6/1/2028 (a)	270,000	223,976
		5,054,104
Personal Care Products — 0.1%
Edgewell Personal Care Co.
5.50%, 6/1/2028 (a)	545,000	519,112
4.13%, 4/1/2029 (a)	70,000	61,757
Estee Lauder Cos., Inc. (The) 2.60%, 4/15/2030	258,000	221,888
Kenvue, Inc. 5.10%, 3/22/2043	300,000	292,194
Prestige Brands, Inc. 5.13%, 1/15/2028 (a)	265,000	251,832
		1,346,783
Pharmaceuticals — 0.8%
Astrazeneca Finance LLC (United Kingdom)
4.90%, 3/3/2030	2,130,000	2,135,531
4.88%, 3/3/2033	500,000	497,370
AstraZeneca plc (United Kingdom) 1.38%, 8/6/2030	370,000	297,790
Bausch Health Americas, Inc.
9.25%, 4/1/2026 (a)	263,000	231,465
8.50%, 1/31/2027 (a)	88,000	43,396
Bausch Health Cos., Inc.
5.50%, 11/1/2025 (a)	1,357,000	1,182,286
5.75%, 8/15/2027 (a)	30,000	16,350
4.88%, 6/1/2028 (a)	280,000	142,498
Bristol-Myers Squibb Co.
5.75%, 2/1/2031	500,000	520,880
4.13%, 6/15/2039	629,000	540,813
2.35%, 11/13/2040	480,000	318,112
3.70%, 3/15/2052	260,000	193,949
6.40%, 11/15/2063	520,000	573,394
Catalent Pharma Solutions, Inc. 3.13%, 2/15/2029 (a)	500,000	418,750
Elanco Animal Health, Inc. 6.65%, 8/28/2028 (i)	440,000	439,450
Eli Lilly & Co. 4.95%, 2/27/2063	740,000	714,057
Jazz Securities DAC 4.38%, 1/15/2029 (a)	400,000	359,850
Merck & Co., Inc.
5.00%, 5/17/2053	235,000	226,091
5.15%, 5/17/2063	425,000	413,390
Organon & Co.
4.13%, 4/30/2028 (a)	700,000	621,579
5.13%, 4/30/2031 (a)	400,000	314,713

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Pharmaceuticals — continued
Pfizer Investment Enterprises Pte. Ltd.
4.75%, 5/19/2033	540,000	525,324
5.30%, 5/19/2053	675,000	658,149
5.34%, 5/19/2063	315,000	302,960
Pfizer, Inc. 4.40%, 5/15/2044	500,000	446,742
Roche Holdings, Inc.
5.49%, 11/13/2030 (a)	1,620,000	1,662,319
5.59%, 11/13/2033 (a)	930,000	966,200
Royalty Pharma plc 1.20%, 9/2/2025	166,000	153,237
Shire Acquisitions Investments Ireland DAC 3.20%, 9/23/2026	145,000	137,817
Takeda Pharmaceutical Co. Ltd. (Japan)
5.00%, 11/26/2028	1,000,000	992,230
3.03%, 7/9/2040	400,000	288,924
Zoetis, Inc.
2.00%, 5/15/2030	435,000	359,890
5.60%, 11/16/2032	64,000	65,562
		16,761,068
Real Estate Management & Development — 0.0% ^
Kennedy-Wilson, Inc. 4.75%, 3/1/2029	75,000	60,130
Ontario Teachers' Cadillac Fairview Properties Trust (Canada) 3.88%, 3/20/2027 (a)	200,000	187,005
Realogy Group LLC 5.75%, 1/15/2029 (a)	105,000	74,887
		322,022
Residential REITs — 0.1%
AvalonBay Communities, Inc. 3.35%, 5/15/2027	32,000	30,137
Camden Property Trust
5.85%, 11/3/2026	400,000	406,270
3.15%, 7/1/2029	130,000	116,648
ERP Operating LP 3.25%, 8/1/2027	191,000	177,420
Essex Portfolio LP 2.65%, 3/15/2032	535,000	426,268
Mid-America Apartments LP 4.20%, 6/15/2028	100,000	95,435
UDR, Inc. 2.10%, 8/1/2032	45,000	33,518
		1,285,696
Retail REITs — 0.1%
NNN REIT, Inc.
3.60%, 12/15/2026	39,000	36,673
5.60%, 10/15/2033	100,000	97,777
Realty Income Corp.
4.13%, 10/15/2026	44,000	42,581
3.25%, 1/15/2031	279,000	242,237
Regency Centers LP 3.70%, 6/15/2030	335,000	298,694
Scentre Group Trust 1 (Australia)
3.50%, 2/12/2025 (a)	150,000	145,777
3.25%, 10/28/2025 (a)	160,000	152,707
		1,016,446
Semiconductors & Semiconductor Equipment — 0.4%
Amkor Technology, Inc. 6.63%, 9/15/2027 (a)	690,000	693,146

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Semiconductors & Semiconductor Equipment — continued
ams-OSRAM AG (Austria)
7.00%, 7/31/2025 (a)	250,000	254,238
12.25%, 3/30/2029 (a)	250,000	254,955
Entegris Escrow Corp. 5.95%, 6/15/2030 (a)	690,000	666,510
Entegris, Inc.
4.38%, 4/15/2028 (a)	460,000	429,240
3.63%, 5/1/2029 (a)	180,000	157,361
Intel Corp.
5.20%, 2/10/2033	400,000	405,557
5.63%, 2/10/2043	193,000	196,498
5.70%, 2/10/2053	921,000	935,697
KLA Corp.
4.65%, 7/15/2032	440,000	432,358
5.00%, 3/15/2049	100,000	93,080
3.30%, 3/1/2050	280,000	199,108
Marvell Technology, Inc.
5.75%, 2/15/2029	550,000	555,054
2.95%, 4/15/2031	85,000	71,236
NVIDIA Corp. 3.50%, 4/1/2040	100,000	82,409
NXP BV (China)
3.25%, 5/11/2041	270,000	191,637
3.13%, 2/15/2042	330,000	226,086
ON Semiconductor Corp. 3.88%, 9/1/2028 (a)	555,000	501,734
QUALCOMM, Inc.
4.25%, 5/20/2032	55,000	52,705
4.50%, 5/20/2052	415,000	360,645
Synaptics, Inc. 4.00%, 6/15/2029 (a)	485,000	419,675
Texas Instruments, Inc. 5.05%, 5/18/2063	551,000	523,050
TSMC Arizona Corp. (Taiwan) 2.50%, 10/25/2031	960,000	792,586
TSMC Global Ltd. (Taiwan) 1.00%, 9/28/2027 (a)	380,000	326,614
		8,821,179
Software — 0.5%
Black Knight InfoServ LLC 3.63%, 9/1/2028 (a)	220,000	204,050
Clarivate Science Holdings Corp. 3.88%, 7/1/2028 (a)	260,000	234,581
Elastic NV 4.13%, 7/15/2029 (a)	480,000	428,517
Intuit, Inc.
5.20%, 9/15/2033	1,000,000	1,007,932
5.50%, 9/15/2053	700,000	718,272
Microsoft Corp.
1.35%, 9/15/2030 (a)	230,000	185,869
2.50%, 9/15/2050 (a)	509,000	322,792
NCR Voyix Corp.
5.00%, 10/1/2028 (a)	680,000	619,038
5.13%, 4/15/2029 (a)	270,000	247,279
Oracle Corp.
2.65%, 7/15/2026	583,000	546,147
2.30%, 3/25/2028	15,000	13,338

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Software — continued
4.90%, 2/6/2033	1,245,000	1,197,780
3.80%, 11/15/2037	1,150,000	937,074
3.65%, 3/25/2041	115,000	87,131
3.95%, 3/25/2051	375,000	277,459
5.55%, 2/6/2053	1,150,000	1,084,111
4.38%, 5/15/2055	305,000	236,290
RingCentral, Inc. 8.50%, 8/15/2030 (a)	455,000	453,271
Roper Technologies, Inc. 1.75%, 2/15/2031	355,000	280,143
SS&C Technologies, Inc. 5.50%, 9/30/2027 (a)	980,000	948,405
VMware, Inc. 4.65%, 5/15/2027	285,000	278,678
Workday, Inc. 3.70%, 4/1/2029	172,000	159,628
		10,467,785
Specialized REITs — 0.2%
American Tower Corp.
1.45%, 9/15/2026	85,000	76,070
5.90%, 11/15/2033	100,000	101,628
2.95%, 1/15/2051	25,000	15,396
Crown Castle, Inc.
2.90%, 3/15/2027	270,000	248,025
5.10%, 5/1/2033	2,000,000	1,912,319
Equinix, Inc. 3.90%, 4/15/2032	80,000	70,929
Extra Space Storage LP 2.20%, 10/15/2030	88,000	69,889
Iron Mountain, Inc.
4.88%, 9/15/2027 (a)	455,000	430,717
5.00%, 7/15/2028 (a)	610,000	569,625
Public Storage Operating Co.
2.25%, 11/9/2031	90,000	72,533
5.10%, 8/1/2033	304,000	298,563
SBA Communications Corp. 3.13%, 2/1/2029	930,000	809,877
		4,675,571
Specialty Retail — 0.6%
Asbury Automotive Group, Inc.
4.50%, 3/1/2028	297,000	273,237
4.63%, 11/15/2029 (a)	300,000	270,180
AutoZone, Inc. 1.65%, 1/15/2031	150,000	117,054
Bath & Body Works, Inc.
5.25%, 2/1/2028	175,000	168,143
7.50%, 6/15/2029	923,000	947,709
6.88%, 11/1/2035	550,000	520,357
Gap, Inc. (The) 3.63%, 10/1/2029 (a)	430,000	354,000
Group 1 Automotive, Inc. 4.00%, 8/15/2028 (a)	590,000	531,701
Home Depot, Inc. (The)
1.88%, 9/15/2031	770,000	619,837
4.50%, 9/15/2032	540,000	529,362
4.25%, 4/1/2046	301,000	255,161
3.63%, 4/15/2052	805,000	604,074
Lithia Motors, Inc. 3.88%, 6/1/2029 (a)	480,000	423,130

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Specialty Retail — continued
Lowe's Cos., Inc.
1.70%, 10/15/2030	170,000	135,620
4.25%, 4/1/2052	665,000	522,132
5.63%, 4/15/2053	1,585,000	1,541,797
O'Reilly Automotive, Inc.
1.75%, 3/15/2031	73,000	57,256
4.70%, 6/15/2032	90,000	85,922
Penske Automotive Group, Inc. 3.75%, 6/15/2029	769,000	666,942
PetSmart, Inc. 4.75%, 2/15/2028 (a)	1,000,000	914,507
Sonic Automotive, Inc. 4.63%, 11/15/2029 (a)	615,000	542,109
SRS Distribution, Inc. 4.63%, 7/1/2028 (a)	700,000	639,016
Staples, Inc.
7.50%, 4/15/2026 (a)	480,000	424,797
10.75%, 4/15/2027 (a)	23,000	14,959
TJX Cos., Inc. (The) 3.88%, 4/15/2030	160,000	149,630
		11,308,632
Technology Hardware, Storage & Peripherals — 0.2%
Apple, Inc.
4.38%, 5/13/2045	429,000	389,955
2.65%, 2/8/2051	1,140,000	739,272
4.85%, 5/10/2053	490,000	474,284
2.85%, 8/5/2061	750,000	478,614
Seagate HDD Cayman
4.09%, 6/1/2029	150,000	134,567
3.13%, 7/15/2029	335,000	261,237
8.25%, 12/15/2029 (a)	924,000	981,321
4.13%, 1/15/2031	114,000	97,620
8.50%, 7/15/2031 (a)	230,000	245,785
9.63%, 12/1/2032 (a)	140,000	157,250
		3,959,905
Textiles, Apparel & Luxury Goods — 0.0% ^
Hanesbrands, Inc. 4.88%, 5/15/2026 (a)	130,000	122,497
William Carter Co. (The) 5.63%, 3/15/2027 (a)	205,000	198,802
		321,299
Tobacco — 0.6%
Altria Group, Inc.
2.45%, 2/4/2032	480,000	377,003
3.40%, 2/4/2041	145,000	100,126
BAT Capital Corp. (United Kingdom)
3.56%, 8/15/2027	38,000	35,571
2.26%, 3/25/2028	1,045,000	915,461
4.74%, 3/16/2032	1,000,000	926,570
6.42%, 8/2/2033	1,890,000	1,924,389
4.39%, 8/15/2037	600,000	484,693
4.54%, 8/15/2047	665,000	486,704
Imperial Brands Finance plc (United Kingdom) 6.13%, 7/27/2027 (a)	285,000	288,889

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Tobacco — continued
Philip Morris International, Inc.
3.13%, 3/2/2028	459,000	425,825
5.75%, 11/17/2032	820,000	838,755
5.38%, 2/15/2033	1,545,000	1,521,455
5.63%, 9/7/2033	3,140,000	3,154,859
4.38%, 11/15/2041	345,000	288,334
4.13%, 3/4/2043	100,000	79,396
		11,848,030
Trading Companies & Distributors — 0.3%
Air Lease Corp.
3.38%, 7/1/2025	92,000	88,280
1.88%, 8/15/2026	50,000	45,236
Aviation Capital Group LLC 4.13%, 8/1/2025 (a)	110,000	105,727
Herc Holdings, Inc. 5.50%, 7/15/2027 (a)	565,000	548,633
Imola Merger Corp. 4.75%, 5/15/2029 (a)	740,000	672,356
United Rentals North America, Inc.
4.88%, 1/15/2028	1,245,000	1,197,428
5.25%, 1/15/2030	1,195,000	1,141,721
3.88%, 2/15/2031	185,000	161,141
WESCO Distribution, Inc.
7.13%, 6/15/2025 (a)	85,000	85,121
7.25%, 6/15/2028 (a)	1,145,000	1,164,284
		5,209,927
Transportation Infrastructure — 0.0% ^
Transurban Finance Co. Pty. Ltd. (Australia) 2.45%, 3/16/2031 (a)	212,000	170,492
Wireless Telecommunication Services — 0.4%
Hughes Satellite Systems Corp.
5.25%, 8/1/2026	185,000	157,959
6.63%, 8/1/2026	215,000	169,099
Rogers Communications, Inc. (Canada) 4.55%, 3/15/2052	40,000	31,731
Sprint LLC
7.13%, 6/15/2024	30,000	30,141
7.63%, 3/1/2026	71,000	73,623
T-Mobile USA, Inc.
4.80%, 7/15/2028	2,140,000	2,108,267
2.63%, 2/15/2029	28,000	24,649
3.38%, 4/15/2029	3,835,000	3,475,613
2.55%, 2/15/2031	67,000	55,541
5.20%, 1/15/2033	750,000	738,508
5.05%, 7/15/2033	355,000	344,205
		7,209,336
Total Corporate Bonds (Cost $605,903,269)		600,312,683
Mortgage-Backed Securities — 22.8%
FHLMC Gold Pools, 30 Year Pool # G60855, 4.50%, 12/1/2045	64,329	61,854

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
FHLMC Gold Pools, Other
Pool # WN1158, 1.80%, 11/1/2028	4,000,000	3,456,983
Pool # WN2203, 3.75%, 8/1/2032	1,200,000	1,090,669
Pool # WN3233, 3.19%, 7/1/2033	4,000,000	3,485,218
Pool # N31271, 4.50%, 1/1/2036	12,962	12,378
Pool # RE0003, 4.00%, 7/1/2049	2,199,172	2,063,726
FHLMC UMBS, 20 Year Pool # SC0310, 2.00%, 8/1/2042	918,647	759,698
FHLMC UMBS, 30 Year
Pool # QA5045, 4.00%, 11/1/2049	43,310	39,916
Pool # RA1983, 3.00%, 2/1/2050	4,183,058	3,580,325
Pool # QB1397, 2.50%, 7/1/2050	2,153,671	1,756,864
Pool # SD8089, 2.50%, 7/1/2050	4,321,826	3,531,443
Pool # QC7968, 2.50%, 10/1/2051	4,135,270	3,375,420
Pool # RA6222, 3.00%, 11/1/2051	3,420,827	2,901,884
Pool # SD2301, 3.50%, 3/1/2052	1,358,652	1,198,392
Pool # SD1464, 3.00%, 5/1/2052	1,029,988	871,647
Pool # SD3781, 4.00%, 7/1/2052	5,549,627	5,043,943
Pool # SD1303, 4.50%, 7/1/2052	1,564,413	1,468,023
Pool # SD4181, 3.50%, 8/1/2052	5,973,856	5,245,208
Pool # QE8091, 4.00%, 8/1/2052	1,713,502	1,557,537
Pool # SD1725, 4.00%, 10/1/2052	1,907,814	1,734,159
Pool # QF3433, 5.00%, 11/1/2052	1,946,997	1,876,460
Pool # RA8766, 5.00%, 3/1/2053	1,928,053	1,857,461
Pool # SD3567, 4.50%, 5/1/2053	3,932,281	3,684,743
Pool # RA9669, 5.00%, 8/1/2053	3,874,056	3,729,108
FNMA UMBS, 20 Year Pool # MA3004, 4.00%, 5/1/2037	316,280	303,058
FNMA UMBS, 30 Year
Pool # AL2374, 4.00%, 12/1/2041	91,691	86,151
Pool # AL4244, 4.00%, 7/1/2042	106,066	99,548
Pool # BM1164, 3.50%, 12/1/2045	74,390	67,231
Pool # MA3073, 4.50%, 7/1/2047	17,578	16,833
Pool # BK4769, 5.00%, 8/1/2048	306,305	300,386
Pool # BN5013, 5.00%, 1/1/2049	110,380	107,879
Pool # BO1073, 4.50%, 6/1/2049	13,122	12,406
Pool # BO3039, 3.00%, 7/1/2049	158,771	136,543
Pool # BN6475, 4.00%, 7/1/2049	7,682	7,108
Pool # BO2562, 4.00%, 7/1/2049	69,337	64,262
Pool # BO4519, 4.00%, 8/1/2049	3,457	3,187
Pool # BO2203, 3.50%, 9/1/2049	225,771	201,651
Pool # FS1186, 3.50%, 1/1/2050	1,684,970	1,486,659
Pool # FM3365, 3.00%, 3/1/2050	2,929,099	2,506,526
Pool # CA5702, 2.50%, 5/1/2050	1,300,721	1,069,882
Pool # CA6989, 2.50%, 9/1/2050	4,657,557	3,837,472
Pool # CB0397, 3.00%, 5/1/2051	1,043,529	887,216
Pool # FS5384, 2.50%, 6/1/2051	5,850,657	4,803,029
Pool # CB1406, 3.00%, 8/1/2051	14,408,691	12,250,276
Pool # CB1411, 3.00%, 8/1/2051	3,893,586	3,310,013
Pool # BU0070, 2.50%, 10/1/2051	917,009	743,095
Pool # FS0009, 3.50%, 11/1/2051	3,104,861	2,735,291

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # FM9961, 3.00%, 12/1/2051	455,920	385,659
Pool # MA4494, 3.00%, 12/1/2051	4,082,431	3,460,464
Pool # FS4108, 4.00%, 12/1/2051	3,886,769	3,538,240
Pool # CB2637, 2.50%, 1/1/2052	461,402	374,846
Pool # BV0273, 3.00%, 1/1/2052	287,373	243,378
Pool # CB2670, 3.00%, 1/1/2052	435,034	368,236
Pool # MA4548, 2.50%, 2/1/2052	6,435,697	5,219,464
Pool # BV3930, 3.00%, 2/1/2052	545,186	461,734
Pool # BV0295, 3.50%, 2/1/2052	593,695	531,322
Pool # FS0957, 3.00%, 3/1/2052	267,648	226,288
Pool # FS1954, 3.00%, 3/1/2052	1,762,068	1,520,354
Pool # FS4393, 3.00%, 3/1/2052	3,297,973	2,796,509
Pool # CB3132, 3.50%, 3/1/2052	2,855,300	2,504,364
Pool # CB3378, 4.00%, 4/1/2052	3,206,912	2,914,034
Pool # CB3384, 4.00%, 4/1/2052	8,320,950	7,561,007
Pool # BW6017, 3.50%, 5/1/2052	585,788	518,762
Pool # CB3608, 3.50%, 5/1/2052	4,904,769	4,305,727
Pool # FS2588, 4.50%, 8/1/2052	1,580,276	1,480,556
Pool # FS3536, 4.50%, 8/1/2052	1,855,942	1,738,951
Pool # CB4830, 4.50%, 9/1/2052	1,402,871	1,315,569
Pool # FS3829, 4.50%, 9/1/2052	1,345,262	1,262,354
Pool # CB4628, 5.00%, 9/1/2052	2,287,854	2,204,497
Pool # FS2982, 5.00%, 9/1/2052	2,926,438	2,821,171
Pool # CB4837, 5.00%, 10/1/2052	1,475,774	1,426,801
Pool # BX0627, 5.00%, 11/1/2052	1,968,357	1,896,035
Pool # CB5413, 4.00%, 12/1/2052	1,963,260	1,782,958
Pool # CB5428, 4.50%, 12/1/2052	1,968,808	1,844,773
Pool # BX3808, 5.00%, 3/1/2053	977,965	945,421
Pool # BX3811, 5.00%, 3/1/2053	1,596,171	1,537,731
Pool # CB5896, 5.00%, 3/1/2053	1,884,775	1,814,600
Pool # BX3824, 5.50%, 3/1/2053	361,456	356,457
Pool # CB5907, 5.50%, 3/1/2053	1,122,947	1,112,523
Pool # BY4714, 5.00%, 6/1/2053	3,173,620	3,054,959
Pool # BY4776, 5.00%, 7/1/2053	2,985,590	2,873,960
Pool # BY4736, 5.50%, 7/1/2053	2,806,470	2,766,992
Pool # BY7218, 5.00%, 9/1/2053	1,556,975	1,498,590
FNMA, Other
Pool # AM8846, 2.68%, 5/1/2025	137,933	132,794
Pool # AM0414, 2.87%, 9/1/2027	393,599	365,846
Pool # AN7560, 2.90%, 12/1/2027	180,424	166,414
Pool # BS8981, 5.04%, 2/1/2029	3,822,000	3,844,881
Pool # BL2367, 3.48%, 5/1/2029	529,371	493,814
Pool # BS6079, 3.52%, 7/1/2029	2,500,000	2,328,567
Pool # AN6730, 3.01%, 9/1/2029	2,003,321	1,821,460
Pool # BS6621, 3.50%, 9/1/2029	4,000,000	3,700,818
Pool # BS7011, 4.81%, 9/1/2029	2,975,475	2,939,884
Pool # BS8075, 5.00%, 9/1/2029	1,500,000	1,504,533
Pool # BS1577, 1.82%, 2/1/2030	847,789	711,550
Pool # BS6827, 4.19%, 5/1/2030	907,330	869,882

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # BS4878, 2.44%, 6/1/2030	587,543	508,003
Pool # BS8846, 4.09%, 7/1/2030	2,500,000	2,377,514
Pool # BS9022, 4.46%, 7/1/2030	2,640,000	2,565,714
Pool # 387898, 3.71%, 8/1/2030	735,876	681,741
Pool # BS6088, 4.04%, 8/1/2030	4,615,000	4,355,497
Pool # BS5171, 2.51%, 10/1/2030	1,925,000	1,648,704
Pool # BS5985, 3.99%, 11/1/2030	425,000	400,717
Pool # BS8033, 4.43%, 11/1/2030	3,090,000	2,992,382
Pool # BS8306, 4.52%, 12/1/2030	2,984,579	2,906,130
Pool # BS9296, 4.80%, 12/1/2030	2,505,000	2,478,355
Pool # BL9645, 1.50%, 1/1/2031	100,000	79,119
Pool # BL9627, 1.56%, 1/1/2031	500,000	397,405
Pool # BS1731, 1.82%, 1/1/2031	960,967	788,298
Pool # BS1304, 1.54%, 3/1/2031	1,500,000	1,182,868
Pool # BS2422, 1.67%, 7/1/2031	1,200,000	946,936
Pool # BS2898, 1.56%, 9/1/2031	1,000,000	778,333
Pool # BS4116, 2.28%, 10/1/2031	767,168	634,877
Pool # BS3612, 1.93%, 11/1/2031	1,500,000	1,196,787
Pool # BM6857, 1.83%, 12/1/2031 (h)	23,487,595	18,673,442
Pool # BS4505, 1.93%, 1/1/2032	8,000,000	6,427,058
Pool # BS4563, 2.01%, 1/1/2032	1,100,000	885,617
Pool # BS3464, 2.03%, 1/1/2032	1,112,000	898,151
Pool # BS4709, 2.22%, 2/1/2032	2,000,000	1,617,986
Pool # BM7037, 1.75%, 3/1/2032 (h)	1,099,165	868,114
Pool # BS4654, 2.39%, 3/1/2032	1,453,360	1,213,307
Pool # BL6367, 1.82%, 4/1/2032	326,441	261,457
Pool # BS5130, 2.55%, 4/1/2032	485,913	411,592
Pool # BS5463, 3.34%, 5/1/2032	1,749,456	1,565,816
Pool # BS5597, 3.59%, 5/1/2032	1,175,000	1,057,927
Pool # BS5195, 2.80%, 6/1/2032	2,042,650	1,735,547
Pool # BS5875, 3.66%, 6/1/2032	2,115,280	1,917,289
Pool # BS6301, 3.67%, 8/1/2032	945,000	856,809
Pool # BS6385, 3.89%, 8/1/2032	2,452,921	2,275,564
Pool # BS6448, 3.93%, 8/1/2032	1,550,000	1,433,682
Pool # BS6502, 3.41%, 9/1/2032	2,969,798	2,661,974
Pool # BS6335, 3.75%, 9/1/2032	1,030,000	942,689
Pool # BS6339, 3.80%, 9/1/2032	1,056,986	964,659
Pool # BS6347, 4.03%, 9/1/2032	350,000	320,769
Pool # BS6417, 3.83%, 10/1/2032	2,615,976	2,404,916
Pool # BS6951, 3.90%, 10/1/2032	13,290,000	12,194,476
Pool # BS6759, 3.97%, 10/1/2032	893,172	832,519
Pool # BL8708, 1.40%, 11/1/2032	200,000	147,477
Pool # BS6995, 4.18%, 11/1/2032	1,015,000	953,436
Pool # BS6849, 4.23%, 11/1/2032	788,958	747,601
Pool # BS6815, 4.71%, 11/1/2032	1,283,000	1,253,606
Pool # BS6994, 4.85%, 11/1/2032	661,000	652,807
Pool # BS7203, 4.98%, 11/1/2032	1,249,000	1,246,788
Pool # BS7095, 4.80%, 12/1/2032	1,023,597	1,007,180
Pool # BS7663, 4.71%, 1/1/2033	2,000,000	1,958,934

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # BS7671, 4.76%, 2/1/2033	2,177,000	2,135,536
Pool # BS8334, 4.71%, 3/1/2033	2,368,369	2,307,631
Pool # BS1636, 2.25%, 4/1/2033	1,138,043	911,301
Pool # BS7740, 4.11%, 4/1/2033	2,000,000	1,860,099
Pool # BS8277, 4.39%, 4/1/2033	3,014,000	2,869,549
Pool # BS8157, 4.51%, 4/1/2033	2,750,000	2,642,994
Pool # BS8256, 4.53%, 4/1/2033	2,000,000	1,927,991
Pool # BS8055, 4.71%, 4/1/2033	1,500,000	1,466,005
Pool # BS8250, 4.51%, 5/1/2033	1,755,340	1,689,581
Pool # BS8152, 4.55%, 5/1/2033	2,000,000	1,927,866
Pool # BS8703, 4.48%, 6/1/2033	3,000,000	2,876,718
Pool # AN6000, 3.21%, 7/1/2033	956,509	834,331
Pool # AN9725, 3.76%, 7/1/2033	100,620	91,961
Pool # BS8883, 4.58%, 7/1/2033	2,558,000	2,470,784
Pool # BS9146, 4.35%, 8/1/2033	2,000,000	1,895,841
Pool # BS6038, 3.98%, 9/1/2033	2,085,000	1,896,035
Pool # BS8897, 4.55%, 9/1/2033	3,115,000	3,001,387
Pool # BS9616, 4.79%, 9/1/2033	1,203,000	1,174,910
Pool # BS9470, 4.45%, 10/1/2033	3,000,000	2,865,550
Pool # BS9182, 4.52%, 10/1/2033	1,216,000	1,168,164
Pool # BS9310, 4.64%, 10/1/2033	1,718,898	1,662,275
Pool # BS4197, 2.14%, 12/1/2033	500,000	396,846
Pool # BL3625, 2.89%, 9/1/2034	2,107,000	1,740,246
Pool # BL3756, 2.92%, 9/1/2034	5,000,000	4,193,213
Pool # BS6427, 3.75%, 9/1/2034	1,010,000	900,568
Pool # BL3772, 2.92%, 10/1/2034	678,073	571,718
Pool # BS5018, 2.88%, 10/1/2035	750,000	584,862
Pool # AN7345, 3.21%, 11/1/2037	620,260	524,992
Pool # MA1072, 3.50%, 5/1/2042	9,537	8,651
Pool # BF0533, 2.50%, 11/1/2050	1,202,477	984,555
Pool # BF0230, 5.50%, 1/1/2058	383,380	389,834
Pool # BF0300, 4.00%, 8/1/2058	5,637,631	5,175,327
Pool # BF0400, 4.00%, 8/1/2059	636,187	576,904
Pool # BF0497, 3.00%, 7/1/2060	68,858	56,186
Pool # BF0520, 3.00%, 1/1/2061	3,242,142	2,688,635
Pool # BF0560, 2.50%, 9/1/2061	882,499	692,866
Pool # BF0562, 3.50%, 9/1/2061	852,955	739,588
Pool # BF0583, 4.00%, 12/1/2061	866,462	786,752
Pool # BF0586, 5.00%, 12/1/2061	862,882	834,530
Pool # BF0617, 2.50%, 3/1/2062	3,132,333	2,453,422
Pool # BF0677, 4.00%, 9/1/2062	3,052,342	2,771,531
FNMA/FHLMC UMBS, Single Family, 30 Year
TBA, 2.50%, 12/25/2053 (k)	2,140,000	1,732,397
TBA, 4.00%, 12/25/2053 (k)	1,825,000	1,656,722
TBA, 5.50%, 12/25/2053 (k)	25,000,000	24,632,571
TBA, 6.00%, 12/25/2053 (k)	15,000,000	15,041,647
GNMA I, 30 Year
Pool # CO1928, 5.50%, 10/15/2052	1,273,694	1,263,146
Pool # CR2369, 6.00%, 1/15/2053	1,797,465	1,843,596

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
GNMA II
Pool # CJ7125, ARM, 6.73%, 10/20/2071 (h)	462,583	472,545
Pool # CJ7141, ARM, 6.71%, 11/20/2071 (h)	444,826	453,017
Pool # CE9384, ARM, 6.76%, 11/20/2071 (h)	753,116	769,916
Pool # CE5557, ARM, 6.92%, 11/20/2071 (h)	103,572	106,464
Pool # CK2792, ARM, 7.21%, 3/20/2072 (h)	831,155	855,340
Pool # CO0363, ARM, 7.37%, 7/20/2072 (h)	778,607	809,910
GNMA II, 30 Year
Pool # AJ9020, 4.50%, 10/20/2044	32,912	31,235
Pool # BB3525, 4.00%, 9/20/2047	23,588	21,955
Pool # BM2418, 4.00%, 8/20/2049	14,234	13,429
Pool # BN7049, 4.50%, 8/20/2049	131,767	126,028
Pool # BP7160, 4.50%, 9/20/2049	85,220	83,583
Pool # CH1162, 3.50%, 6/20/2050	219,683	204,054
Pool # CB8492, 3.50%, 1/20/2051	1,630,414	1,528,820
Pool # CB8531, 3.50%, 2/20/2051	716,750	660,327
Pool # CC9803, 4.00%, 4/20/2051	214,577	198,437
Pool # MA7534, 2.50%, 8/20/2051	4,281,306	3,576,213
Pool # CH1291, 3.50%, 9/20/2051	902,571	814,620
Pool # CH1293, 3.50%, 9/20/2051	2,576,321	2,369,890
Pool # CH1292, 3.50%, 10/20/2051	1,037,833	944,407
Pool # MA7705, 2.50%, 11/20/2051	5,906,873	4,933,273
Pool # CH7863, 3.50%, 12/20/2051	659,211	592,532
Pool # CI2080, 3.50%, 12/20/2051	787,524	694,642
Pool # CH0876, 3.00%, 1/20/2052	96,955	84,299
Pool # CH0877, 3.00%, 1/20/2052	268,764	233,498
Pool # CH0878, 3.00%, 1/20/2052	303,074	263,114
Pool # CJ3916, 3.00%, 1/20/2052	732,384	649,407
Pool # CK2608, 3.00%, 1/20/2052	464,002	402,256
Pool # CK4909, 3.00%, 1/20/2052	96,324	83,506
Pool # CK4916, 3.00%, 1/20/2052	202,021	174,837
Pool # CJ8184, 3.50%, 1/20/2052	605,217	541,003
Pool # CK4918, 3.50%, 1/20/2052	70,845	63,767
Pool # CK7137, 4.00%, 1/20/2052	462,305	419,854
Pool # CK2667, 3.00%, 2/20/2052	588,396	509,109
Pool # CK2672, 3.50%, 2/20/2052	580,188	522,214
Pool # CM2154, 3.00%, 3/20/2052	749,582	647,026
Pool # CM2278, 3.50%, 4/20/2052	826,869	743,319
Pool # CO4826, 5.00%, 6/20/2052	562,040	545,995
Pool # CO4847, 5.00%, 7/20/2052	839,218	815,260
Pool # MA8200, 4.00%, 8/20/2052	1,855,085	1,708,813
Pool # CO1924, 4.50%, 10/20/2052	1,186,927	1,134,304
Pool # CP8517, 4.50%, 10/20/2052	982,962	916,914
Pool # CO1925, 5.00%, 10/20/2052	984,641	975,977
Pool # CO8957, 5.00%, 12/20/2052	6,862,059	6,640,725
Pool # CS4305, 5.50%, 6/20/2053	2,476,313	2,467,638
Pool # CV0175, 6.50%, 6/20/2053	1,656,970	1,720,558
Pool # CS4391, 5.50%, 7/20/2053	2,974,973	2,964,547
Pool # CW7288, 6.50%, 9/20/2053	1,119,527	1,143,494

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
GNMA II, Single Family, 30 Year
TBA, 5.00%, 12/15/2053 (k)	20,300,000	19,717,697
TBA, 5.50%, 12/15/2053 (k)	11,000,000	10,919,043
Total Mortgage-Backed Securities (Cost $475,433,403)		466,459,684
Asset-Backed Securities — 16.6%
ACC Trust Series 2022-1, Class C, 3.24%, 10/20/2025 (a)	1,000,000	588,407
ACHV ABS TRUST
Series 2023-1PL, Class C, 7.42%, 3/18/2030 (a)	1,977,000	1,987,625
Series 2023-2PL, Class C, 7.27%, 5/20/2030 (a)	2,900,000	2,907,808
Series 2023-3PL, Class C, 7.35%, 8/19/2030 (a)	1,750,000	1,759,621
ACM Auto Trust Series 2023-2A, Class A, 7.97%, 6/20/2030 (a)	3,114,371	3,122,118
ACRE Commercial Mortgage Ltd. Series 2021-FL4, Class B, 6.85%, 12/18/2037 (a) (h)	250,000	242,770
Air Canada Pass-Through Trust (Canada) Series 2017-1, Class AA, 3.30%, 1/15/2030 (a)	372,000	326,038
Ajax Mortgage Loan Trust Series 2021-B, Class A, 2.24%, 6/25/2066 (a) (i)	228,806	217,808
American Airlines Pass-Through Trust Series 2015-2, Class A, 4.00%, 9/22/2027	174,072	155,790
American Credit Acceptance Receivables Trust
Series 2022-2, Class E, 6.57%, 6/13/2028 (a)	300,000	286,222
Series 2022-3, Class D, 5.83%, 10/13/2028 (a)	506,000	497,624
Series 2023-3, Class D, 6.82%, 10/12/2029 (a)	1,955,000	1,945,478
American Homes 4 Rent Trust
Series 2014-SFR3, Class B, 4.20%, 12/17/2036 (a)	125,000	122,281
Series 2015-SFR1, Class E, 5.64%, 4/17/2052 (a)	150,000	148,163
Series 2015-SFR1, Class F, 5.89%, 4/17/2052 (a)	400,000	395,591
Series 2015-SFR2, Class A, 3.73%, 10/17/2052 (a)	88,177	84,989
AMSR Trust
Series 2020-SFR1, Class E, 3.22%, 4/17/2037 (a)	500,000	470,948
Series 2020-SFR2, Class E2, 4.28%, 7/17/2037 (a)	375,000	356,068
Series 2020-SFR3, Class E1, 2.56%, 9/17/2037 (a)	2,082,000	1,914,270
Series 2020-SFR3, Class E2, 2.76%, 9/17/2037 (a)	350,000	321,857
Series 2020-SFR4, Class A, 1.36%, 11/17/2037 (a)	1,500,000	1,374,816
Series 2020-SFR5, Class D, 2.18%, 11/17/2037 (a)	3,000,000	2,751,777
Series 2020-SFR4, Class E2, 2.46%, 11/17/2037 (a)	425,000	390,123
Series 2021-SFR3, Class C, 1.80%, 10/17/2038 (a)	1,000,000	873,612
Series 2022-SFR1, Class F, 6.02%, 3/17/2039 (a)	750,000	672,817
Series 2022-SFR3, Class D, 4.00%, 10/17/2039 (a)	2,120,000	1,892,977
Series 2022-SFR3, Class E2, 4.00%, 10/17/2039 (a)	1,000,000	871,883
Series 2023-SFR1, Class E2, 4.00%, 4/17/2040 (a)	2,085,000	1,742,883
Series 2023-SFR1, Class F, 4.00%, 4/17/2040 (a)	2,500,000	1,960,849
Series 2023-SFR2, Class E1, 3.95%, 6/17/2040 (a)	3,300,000	2,790,019
Aqua Finance Trust Series 2019-A, Class B, 3.47%, 7/16/2040 (a)	191,036	177,002
Bridge Trust Series 2022-SFR1, Class A, 3.40%, 11/17/2037 (a)	7,370,000	6,928,227
Bridgecrest Lending Auto Securitization Trust Series 2023-1, Class C, 7.10%, 8/15/2029	5,000,000	5,074,777
British Airways Pass-Through Trust (United Kingdom) Series 2013-1, Class A, 4.63%, 6/20/2024 (a)	72,703	72,104
Business Jet Securities LLC
Series 2020-1A, Class A, 2.98%, 11/15/2035 ‡ (a)	380,340	360,776
Series 2020-1A, Class B, 3.97%, 11/15/2035 ‡ (a)	2,586,669	2,445,463
Series 2021-1A, Class A, 2.16%, 4/15/2036 ‡ (a)	161,742	148,190
Series 2021-1A, Class B, 2.92%, 4/15/2036 ‡ (a)	386,228	346,902

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Series 2021-1A, Class C, 5.07%, 4/15/2036 ‡ (a)	155,037	145,270
BXG Receivables Note Trust
Series 2020-A, Class C, 4.22%, 2/28/2036 (a)	2,049,846	1,901,269
Series 2022-A, Class A, 4.12%, 9/28/2037 (a)	4,340,053	4,145,969
Series 2023-A, Class C, 7.38%, 11/15/2038 (a)	2,254,232	2,202,077
CarMax Auto Owner Trust Series 2023-4, Class A3, 6.00%, 7/17/2028	725,000	737,762
CarNow Auto Receivables Trust Series 2021-1A, Class C, 2.16%, 2/17/2026 (a)	48,917	48,734
Carvana Auto Receivables Trust
Series 2019-4A, Class D, 3.07%, 7/15/2025 (a)	15,849	15,811
Series 2022-P1, Class A4, 3.52%, 2/10/2028	3,500,000	3,309,383
Series 2023-P2, Class A4, 5.38%, 3/12/2029 (a)	2,000,000	1,976,857
Series 2023-P3, Class A4, 5.71%, 7/10/2029 (a)	709,000	710,035
Series 2023-N3, Class C, 6.55%, 12/10/2029 (a)	3,489,000	3,500,712
Cascade MH Asset Trust
Series 2019-MH1, Class B, 5.00%, 11/25/2044 ‡ (a) (h)	401,843	374,592
Series 2021-MH1, Class A1, 1.75%, 2/25/2046 (a)	821,443	697,960
Series 2022-MH1, Class M, 4.25%, 8/25/2054 ‡ (a) (i)	945,544	749,027
Continental Finance Credit Card ABS Master Trust Series 2022-A, Class A, 6.19%, 10/15/2030 (a)	825,000	810,614
CoreVest American Finance Trust
Series 2019-1, Class E, 5.75%, 3/15/2052 (a) (h)	551,000	500,934
Series 2019-2, Class E, 5.41%, 6/15/2052 (a) (h)	1,043,000	907,973
Series 2019-3, Class E, 4.89%, 10/15/2052 (a) (h)	570,000	482,497
CPS Auto Receivables Trust
Series 2022-D, Class D, 8.73%, 1/16/2029 (a)	1,000,000	1,033,896
Series 2023-A, Class D, 6.44%, 4/16/2029 (a)	723,000	713,117
Series 2023-D, Class C, 7.17%, 1/15/2030 (a)	4,100,000	4,140,802
Series 2022-C, Class C, 5.28%, 4/15/2030 (a)	1,000,000	981,761
Credit Acceptance Auto Loan Trust
Series 2021-2A, Class A, 0.96%, 2/15/2030 (a)	1,197,248	1,188,574
Series 2021-4, Class A, 1.26%, 10/15/2030 (a)	728,401	711,087
Series 2022-3A, Class D, 9.00%, 4/18/2033 (a)	1,000,000	992,195
Series 2023-1A, Class C, 7.71%, 7/15/2033 (a)	1,675,000	1,684,418
Series 2023-2A, Class C, 7.15%, 9/15/2033 (a)	1,500,000	1,478,458
Series 2023-3A, Class C, 7.62%, 12/15/2033 (a)	2,700,000	2,695,901
DataBank Issuer Series 2021-1A, Class A2, 2.06%, 2/27/2051 (a)	250,000	223,141
Delta Air Lines Pass-Through Trust Series 2019-1, Class AA, 3.20%, 4/25/2024	15,000	14,818
Diamond Resorts Owner Trust
Series 2021-1A, Class A, 1.51%, 11/21/2033 (a)	161,587	149,300
Series 2021-1A, Class D, 3.83%, 11/21/2033 (a)	141,743	128,842
DLLAA LLC Series 2023-1A, Class A3, 5.64%, 2/22/2028 (a)	1,265,000	1,265,061
DP Lion Holdco LLC Series 2023-1A, Class B, 12.73%, 11/30/2043	1,500,000	1,500,000
Drive Auto Receivables Trust Series 2020-2, Class D, 3.05%, 5/15/2028	631,791	622,991
DT Auto Owner Trust
Series 2020-2A, Class D, 4.73%, 3/16/2026 (a)	500,000	496,081
Series 2022-3A, Class C, 7.69%, 7/17/2028 (a)	1,350,000	1,372,004
Series 2023-1A, Class D, 6.44%, 11/15/2028 (a)	1,440,000	1,422,808
Series 2023-2A, Class D, 6.62%, 2/15/2029 (a)	1,600,000	1,584,541
Elara HGV Timeshare Issuer LLC
Series 2021-A, Class C, 2.09%, 8/27/2035 (a)	352,532	318,696

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Series 2021-A, Class D, 3.32%, 8/27/2035 (a)	125,904	113,484
Exeter Automobile Receivables Trust
Series 2020-2A, Class D, 4.73%, 4/15/2026 (a)	217,491	216,289
Series 2023-2A, Class C, 5.75%, 7/17/2028	969,000	956,899
Series 2022-3A, Class D, 6.76%, 9/15/2028	1,000,000	990,038
Series 2022-5A, Class D, 7.40%, 2/15/2029	1,000,000	1,006,837
Series 2022-6A, Class D, 8.03%, 4/6/2029	1,291,000	1,324,525
Series 2023-4A, Class D, 6.95%, 12/17/2029	1,205,000	1,203,095
Series 2022-4A, Class E, 8.23%, 3/15/2030 (a)	1,000,000	953,718
Series 2023-4A, Class E, 9.57%, 2/18/2031 (a)	1,120,000	1,125,762
FHF Issuer Trust Series 2023-2A, Class B, 7.49%, 11/15/2029 (a)	4,550,000	4,630,876
FHF Trust
Series 2021-1A, Class A, 1.27%, 3/15/2027 (a)	111,208	107,282
Series 2022-2A, Class A, 6.14%, 12/15/2027 (a)	847,478	840,245
First Investors Auto Owner Trust Series 2023-1A, Class C, 6.81%, 12/17/2029 (a)	1,300,000	1,313,553
FirstKey Homes Trust
Series 2020-SFR1, Class E, 2.79%, 8/17/2037 (a)	2,300,000	2,128,946
Series 2020-SFR1, Class F1, 3.64%, 8/17/2037 (a)	2,201,000	2,045,384
Series 2020-SFR2, Class E, 2.67%, 10/19/2037 (a)	8,800,000	8,088,718
Series 2020-SFR2, Class F1, 3.02%, 10/19/2037 (a)	1,000,000	912,718
Series 2020-SFR2, Class F2, 3.12%, 10/19/2037 (a)	560,000	509,772
Series 2022-SFR3, Class D, 3.50%, 7/17/2038 (a)	1,250,000	1,134,821
Series 2022-SFR3, Class E1, 3.50%, 7/17/2038 (a)	4,500,000	4,019,655
Series 2021-SFR1, Class E1, 2.39%, 8/17/2038 (a)	500,000	436,737
Series 2021-SFR1, Class F1, 3.24%, 8/17/2038 (a)	1,668,000	1,425,755
Series 2021-SFR2, Class E1, 2.26%, 9/17/2038 (a)	635,000	547,765
Series 2021-SFR2, Class E2, 2.36%, 9/17/2038 (a)	814,000	700,527
Series 2022-SFR1, Class E1, 5.00%, 5/17/2039 (a)	3,165,000	2,883,854
Series 2022-SFR1, Class E2, 5.00%, 5/17/2039 (a)	2,000,000	1,807,805
Series 2022-SFR2, Class E2, 4.50%, 7/17/2039 (a)	492,000	436,109
Flagship Credit Auto Trust
Series 2020-4, Class D, 2.18%, 2/16/2027 (a)	280,000	261,940
Series 2021-4, Class C, 1.96%, 12/15/2027 (a)	500,000	466,541
Series 2023-2, Class C, 5.81%, 5/15/2029 (a)	535,000	528,599
FMC GMSR Issuer Trust
Series 2021-GT1, Class B, 4.36%, 7/25/2026 (a) (h)	900,000	710,172
Series 2022-GT1, Class A, 6.19%, 4/25/2027 (a)	2,000,000	1,892,774
Series 2022-GT1, Class B, 7.17%, 4/25/2027 (a)	600,000	522,920
Series 2022-GT2, Class B, 10.07%, 7/25/2027 (a)	1,000,000	967,847
FNMA, Grantor Trust Series 2017-T1, Class A, 2.90%, 6/25/2027	1,090,898	1,013,474
Foundation Finance Trust
Series 2020-1A, Class B, 4.62%, 7/16/2040 (a)	300,000	285,126
Series 2020-1A, Class C, 5.75%, 7/16/2040 (a)	1,450,000	1,294,439
Series 2021-1A, Class C, 2.99%, 5/15/2041 (a)	501,475	426,947
Series 2023-1A, Class D, 9.18%, 12/15/2043 (a)	2,000,000	1,994,764
FREED ABS Trust
Series 2021-2, Class C, 1.94%, 6/19/2028 (a)	75,013	74,162
Series 2022-1FP, Class D, 3.35%, 3/19/2029 (a)	700,000	665,776
Series 2022-3FP, Class C, 7.05%, 8/20/2029 (a)	500,000	498,424

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Series 2022-4FP, Class C, 8.59%, 12/18/2029 (a)	1,000,000	1,015,959
FRTKL Series 2021-SFR1, Class D, 2.17%, 9/17/2038 (a)	1,000,000	870,450
GLS Auto Receivables Issuer Trust
Series 2022-1A, Class D, 3.97%, 1/18/2028 (a)	4,000,000	3,792,101
Series 2021-2A, Class E, 2.87%, 5/15/2028 (a)	1,500,000	1,383,066
Series 2022-3A, Class E, 8.35%, 10/15/2029 (a)	750,000	740,194
Series 2023-2A, Class E, 9.37%, 1/15/2030 (a)	2,000,000	1,976,296
Series 2023-1A, Class E, 11.42%, 3/15/2030 (a)	1,500,000	1,592,575
GLS Auto Select Receivables Trust Series 2023-1A, Class A2, 6.27%, 8/16/2027 (a)	3,000,000	3,001,332
Hertz Vehicle Financing LLC Series 2023-3A, Class A, 5.94%, 2/25/2028 (a)	1,397,000	1,397,522
HGI CRE CLO Ltd. (Cayman Islands)
Series 2022-FL3, Class B, 7.92%, 4/20/2037 (a) (h)	1,000,000	978,908
Series 2022-FL3, Class E, 9.62%, 4/20/2037 (a) (h)	663,500	638,759
Hilton Grand Vacations Trust
Series 2022-1D, Class D, 6.79%, 6/20/2034 (a)	247,556	235,303
Series 2022-2A, Class D, 8.73%, 1/25/2037 (a)	431,281	425,307
Series 2020-AA, Class C, 6.42%, 2/25/2039 (a)	162,221	159,177
HIN Timeshare Trust
Series 2020-A, Class D, 5.50%, 10/9/2039 (a)	67,428	62,910
Series 2020-A, Class E, 6.50%, 10/9/2039 (a)	303,427	282,221
HINNT LLC Series 2022-A, Class D, 6.50%, 5/15/2041 (a)	514,940	487,381
Home Partners of America Trust
Series 2022-1, Class D, 4.73%, 4/17/2039 (a)	953,685	870,438
Series 2021-3, Class D, 3.00%, 1/17/2041 (a)	3,863,435	3,222,519
John Deere Owner Trust Series 2023-B, Class A4, 5.11%, 5/15/2030	2,200,000	2,197,613
Lending Funding Trust
Series 2020-2A, Class A, 2.32%, 4/21/2031 (a)	3,750,000	3,385,814
Series 2020-2A, Class D, 6.77%, 4/21/2031 (a)	4,000,000	3,533,605
Lendingpoint Asset Securitization Trust Series 2022-A, Class D, 4.54%, 6/15/2029 (a)	1,000,000	826,869
Lendmark Funding Trust
Series 2021-1A, Class A, 1.90%, 11/20/2031 (a)	844,000	741,390
Series 2021-1A, Class D, 5.05%, 11/20/2031 (a)	870,000	703,682
Series 2021-2A, Class B, 2.37%, 4/20/2032 (a)	1,545,000	1,280,134
Series 2021-2A, Class D, 4.46%, 4/20/2032 (a)	3,800,000	2,962,241
Series 2023-1A, Class D, 8.69%, 5/20/2033 (a)	530,000	542,844
LP LMS Asset Securitization Trust
6.17%, 10/15/2028 ‡	335,182	332,534
Series 2023-1A, Class B, 7.48%, 10/17/2033 ‡ (a)	1,500,000	1,420,513
Series 2023-1A, Class A, 8.18%, 10/17/2033 ‡ (a)	845,829	841,946
Mariner Finance Issuance Trust
Series 2019-AA, Class D, 5.44%, 7/20/2032 (a)	1,500,000	1,439,950
Series 2020-AA, Class D, 5.75%, 8/21/2034 (a)	2,070,000	1,881,088
Series 2023-AA, Class E, 11.12%, 10/22/2035 (a)	1,500,000	1,490,180
Series 2021-AA, Class B, 2.33%, 3/20/2036 (a)	1,300,000	1,135,513
Series 2021-AA, Class C, 2.96%, 3/20/2036 (a)	370,000	319,322
Series 2021-AA, Class D, 3.83%, 3/20/2036 (a)	651,000	560,615
Series 2021-AA, Class E, 5.40%, 3/20/2036 (a)	6,040,000	5,119,665
Series 2022-AA, Class D, 9.10%, 10/20/2037 (a)	650,000	655,636
Series 2022-AA, Class E, 10.98%, 10/20/2037 ‡ (a)	3,000,000	3,000,475

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Marlette Funding Trust
Series 2023-1A, Class C, 7.20%, 4/15/2033 (a)	980,000	984,998
Series 2023-2A, Class C, 6.96%, 6/15/2033 (a)	375,000	373,714
Merchants Fleet Funding LLC Series 2023-1A, Class A, 7.21%, 5/20/2036 (a)	4,000,000	4,026,252
Mercury Financial Credit Card Master Trust Series 2023-1A, Class A, 8.04%, 9/20/2027 (a)	2,584,000	2,601,860
MNR ABS Issuer I LLC, 12.44%, 12/15/2038	4,000,000	4,000,000
MVW LLC
Series 2020-1A, Class C, 4.21%, 10/20/2037 (a)	97,978	93,316
Series 2020-1A, Class D, 7.14%, 10/20/2037 (a)	979,780	943,869
Series 2019-2A, Class B, 2.44%, 10/20/2038 (a)	45,705	42,691
Series 2023-1A, Class C, 6.54%, 10/20/2040 (a)	2,538,610	2,493,034
Series 2022-2A, Class C, 7.62%, 10/21/2041 (a)	745,479	750,359
Series 2022-2A, Class D, 9.00%, 10/21/2041 (a)	1,810,022	1,790,826
MVW Owner Trust Series 2019-1A, Class C, 3.33%, 11/20/2036 (a)	27,247	25,856
New Residential Mortgage LLC Series 2020-FNT1, Class A, 5.44%, 6/25/2025 (a)	1,495,769	1,448,372
New Residential Mortgage Loan Trust
Series 2022-SFR1, Class D, 3.30%, 2/17/2039 (a)	340,000	299,169
Series 2022-SFR1, Class E1, 3.55%, 2/17/2039 (a)	420,000	360,560
Nissan Auto Lease Trust Series 2023-B, Class A4, 5.61%, 11/15/2027	800,000	801,279
NMEF Funding LLC Series 2021-A, Class C, 2.58%, 12/15/2027 (a)	600,000	578,833
NRZ Excess Spread-Collateralized Notes
Series 2020-PLS1, Class A, 3.84%, 12/25/2025 (a)	150,627	141,945
Series 2021-FNT1, Class A, 2.98%, 3/25/2026 (a)	505,804	465,217
Series 2021-FNT2, Class A, 3.23%, 5/25/2026 (a)	143,503	131,977
Series 2021-GNT1, Class A, 3.47%, 11/25/2026 (a)	1,241,440	1,135,374
NRZ FHT Excess LLC Series 2020-FHT1, Class A, 4.21%, 11/25/2025 (a)	1,446,282	1,371,383
Octane Receivables Trust
Series 2020-1A, Class C, 2.89%, 3/20/2026 (a)	350,000	343,237
Series 2022-2A, Class C, 6.29%, 7/20/2028 (a)	1,390,000	1,380,643
Series 2022-2A, Class D, 7.70%, 2/20/2030 (a)	2,000,000	2,013,176
OneMain Direct Auto Receivables Trust Series 2019-1A, Class B, 3.95%, 11/14/2028 (a)	1,000,000	953,975
Oportun Funding XIV LLC
Series 2021-A, Class A, 1.21%, 3/8/2028 (a)	883,506	839,946
Series 2021-A, Class C, 3.44%, 3/8/2028 (a)	209,833	200,298
Oportun Issuance Trust
Series 2022-2, Class C, 9.36%, 10/9/2029 (a)	1,500,000	1,497,702
Series 2022-3, Class C, 10.15%, 1/8/2030 (a)	1,912,000	1,931,295
Series 2021-B, Class B, 1.96%, 5/8/2031 (a)	400,000	365,556
Series 2021-B, Class C, 3.65%, 5/8/2031 (a)	100,000	92,252
Series 2022-A, Class C, 7.40%, 6/9/2031 (a)	755,000	721,732
Series 2021-C, Class A, 2.18%, 10/8/2031 (a)	3,663,000	3,353,004
Pagaya AI Debt Selection Trust Series 2021-1, Class B, 2.13%, 11/15/2027 (a)	235,381	233,497
PFP Ltd. (Cayman Islands)
Series 2021-7, Class C, 7.09%, 4/14/2038 (a) (h)	164,992	159,798
Series 2021-7, Class D, 7.84%, 4/14/2038 (a) (h)	169,992	162,593
Porsche Financial Auto Securitization Trust
Series 2023-1A, Class A3, 4.81%, 9/22/2028 (a)	1,500,000	1,488,032
Series 2023-2A, Class A3, 5.79%, 1/22/2029 (a)	600,000	607,225
Prestige Auto Receivables Trust Series 2022-1A, Class C, 7.09%, 8/15/2028 (a)	1,200,000	1,199,159

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
PRET LLC
Series 2021-NPL6, Class A1, 2.49%, 7/25/2051 (a) (i)	383,388	370,414
Series 2021-RN3, Class A1, 1.84%, 9/25/2051 (a) (i)	712,214	655,160
Pretium Mortgage Credit Partners I LLC Series 2021-NPL1, Class A1, 2.24%, 9/27/2060 (a) (i)	255,511	250,863
Pretium Mortgage Credit Partners LLC Series 2022-NPL1, Class A1, 2.98%, 1/25/2052 (a) (i)	2,454,515	2,356,928
Progress Residential
Series 2021-SFR3, Class E1, 2.54%, 5/17/2026 (a)	450,000	396,394
Series 2021-SFR3, Class E2, 2.69%, 5/17/2026 (a)	645,000	565,731
Progress Residential Trust
Series 2022-SFR2, Class E2, 4.80%, 4/17/2027 (a)	651,000	584,597
Series 2020-SFR3, Class E, 2.30%, 10/17/2027 (a)	2,300,000	2,095,520
Series 2020-SFR3, Class G, 4.11%, 10/17/2027 (a)	500,000	460,153
Series 2023-SFR2, Class E1, 4.75%, 10/17/2028 (a)	3,769,000	3,299,308
Series 2020-SFR1, Class C, 2.18%, 4/17/2037 (a)	2,100,000	1,978,957
Series 2020-SFR1, Class E, 3.03%, 4/17/2037 (a)	425,000	401,924
Series 2020-SFR1, Class F, 3.43%, 4/17/2037 (a)	450,000	423,133
Series 2020-SFR1, Class G, 4.03%, 4/17/2037 (a)	5,000,000	4,672,243
Series 2020-SFR2, Class D, 3.87%, 6/17/2037 (a)	750,000	716,509
Series 2021-SFR2, Class E2, 2.65%, 4/19/2038 (a)	500,000	440,762
Series 2021-SFR5, Class E1, 2.21%, 7/17/2038 (a)	950,000	823,542
Series 2021-SFR5, Class E2, 2.36%, 7/17/2038 (a)	270,000	234,100
Series 2021-SFR8, Class E1, 2.38%, 10/17/2038 (a)	2,650,000	2,282,821
Series 2022-SFR3, Class D, 4.45%, 4/17/2039 (a)	1,090,000	1,004,964
Series 2022-SFR3, Class F, 6.60%, 4/17/2039 (a)	665,000	619,124
Series 2022-SFR5, Class E2, 6.86%, 6/17/2039 (a)	388,000	371,145
Series 2023-SFR1, Class E2, 6.60%, 3/17/2040 (a)	5,476,000	5,132,135
Series 2021-SFR7, Class E1, 2.59%, 8/17/2040 (a)	793,000	632,579
Series 2022-SFR1, Class E2, 3.99%, 2/17/2041 (a)	750,000	617,631
PRPM LLC Series 2021-2, Class A1, 2.12%, 3/25/2026 (a) (h)	123,731	120,042
RCO VI Mortgage LLC Series 2022-1, Class A1, 3.00%, 1/25/2027 (a) (i)	274,451	262,095
ReadyCap Lending Small Business Loan Trust Series 2019-2, Class A, 8.00%, 12/27/2044 (a) (h)	50,695	48,740
Regional Management Issuance Trust
Series 2020-1, Class C, 3.80%, 10/15/2030 (a)	1,900,000	1,729,784
Series 2021-1, Class D, 5.07%, 3/17/2031 (a)	500,000	431,097
Series 2022-1, Class B, 3.71%, 3/15/2032 (a)	1,358,000	1,233,091
Series 2022-2B, Class B, 8.51%, 11/17/2032 (a)	1,227,000	1,246,413
Renew Series 2023-1A, Class A, 5.90%, 11/20/2058 ‡ (a)	3,275,091	3,102,736
RT Fin LLC, 7.85%, 10/15/2043 ‡	2,163,739	2,163,739
Santander Drive Auto Receivables Trust Series 2023-2, Class C, 5.47%, 12/16/2030	1,500,000	1,472,882
Santander Revolving Auto Loan Trust Series 2019-A, Class D, 3.45%, 1/26/2032 (a)	150,000	143,072
SCF Equipment Leasing LLC
Series 2022-2A, Class A3, 6.50%, 10/21/2030 (a)	2,300,000	2,313,053
Series 2023-1A, Class B, 6.37%, 5/20/2032 (a)	4,000,000	4,052,936
Series 2022-2A, Class E, 6.50%, 6/20/2035 (a)	1,112,000	955,975
Sierra Timeshare Receivables Funding LLC
Series 2020-2A, Class D, 6.59%, 7/20/2037 (a)	409,089	393,996
Series 2021-1A, Class D, 3.17%, 11/20/2037 (a)	183,781	170,790
Series 2022-1A, Class D, 6.00%, 10/20/2038 (a)	340,173	322,284
Series 2022-3A, Class D, 10.52%, 7/20/2039 (a)	522,499	533,606

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Series 2023-1A, Class D, 9.80%, 1/20/2040 (a)	1,917,980	1,937,322
Series 2023-2A, Class D, 9.72%, 4/20/2040 (a)	1,016,448	1,033,005
Series 2022-2A, Class D, 9.22%, 6/20/2040 (a)	330,185	330,291
SpringCastle America Funding LLC Series 2020-AA, Class A, 1.97%, 9/25/2037 (a)	504,543	462,029
Tesla Auto Lease Trust Series 2023-B, Class A4, 6.22%, 3/22/2027 (a)	3,300,000	3,323,158
Theorem Funding Trust Series 2022-2A, Class A, 6.06%, 12/15/2028 (a)	218,495	217,103
Tricolor Auto Securitization Trust Series 2022-1A, Class D, 5.38%, 1/15/2026 (a)	3,755,000	3,660,212
Tricon American Homes Series 2020-SFR1, Class E, 3.54%, 7/17/2038 (a)	300,000	275,994
United Airlines Pass-Through Trust
Series 2014-1, Class A, 4.00%, 4/11/2026	107,011	100,898
Series 2016-2, Class A, 3.10%, 10/7/2028	6,879	5,784
Series 2018-1, Class A, 3.70%, 3/1/2030	11,393	9,720
United Auto Credit Securitization Trust
Series 2022-2, Class C, 5.81%, 5/10/2027 (a)	856,000	849,368
Series 2022-2, Class E, 10.00%, 4/10/2029 ‡ (a)	1,000,000	800,000
UOG ABS Issuer I LLC Series 2023-1, Class A1, 8.35%, 6/5/2040 ‡ (a)	960,157	945,755
Upstart Securitization Trust Series 2022-4, Class A, 5.98%, 8/20/2032 (a)	548,383	545,205
Upstart Structured Pass-Through Trust Series 2022-4A, Class A, 7.01%, 11/15/2030 (a)	612,726	612,798
US Auto Funding Trust Series 2022-1A, Class D, 9.14%, 7/15/2027 ‡ (a)	1,000,000	300,000
USASF Receivables LLC Series 2020-1A, Class D, 9.35%, 3/15/2027 (a)	712,964	712,993
VCAT LLC
Series 2021-NPL1, Class A1, 2.29%, 12/26/2050 (a) (i)	110,389	108,566
Series 2021-NPL5, Class A1, 1.87%, 8/25/2051 (a) (i)	718,376	686,252
Vericrest Opportunity Loan Transferee Series 2021-NP11, Class A1, 1.87%, 8/25/2051 (a) (i)	2,463,355	2,303,327
Veros Auto Receivables Trust Series 2021-1, Class B, 1.49%, 10/15/2026 (a)	224,135	220,687
VOLT CV LLC Series 2021-CF2, Class A1, 2.49%, 11/27/2051 (a) (i)	1,433,606	1,325,194
VOLT XCII LLC Series 2021-NPL1, Class A1, 1.89%, 2/27/2051 (a) (i)	743,974	708,594
VOLT XCIII LLC Series 2021-NPL2, Class A1, 1.89%, 2/27/2051 (a) (i)	1,152,806	1,084,570
VOLT XCIV LLC Series 2021-NPL3, Class A1, 2.24%, 2/27/2051 (a) (i)	161,522	154,052
Westgate Resorts LLC
Series 2020-1A, Class C, 6.21%, 3/20/2034 (a)	43,883	43,463
Series 2022-1A, Class B, 2.29%, 8/20/2036 (a)	128,961	123,089
Series 2022-1A, Class D, 3.84%, 8/20/2036 (a)	515,844	484,387
Series 2023-1A, Class C, 7.49%, 12/20/2037 (a)	2,685,068	2,649,619
Westlake Automobile Receivables Trust
Series 2021-3A, Class D, 2.12%, 1/15/2027 (a)	500,000	469,826
Series 2021-3A, Class E, 3.42%, 4/15/2027 (a)	2,500,000	2,343,666
Series 2022-2A, Class D, 5.48%, 9/15/2027 (a)	1,000,000	982,657
Series 2023-3A, Class C, 6.02%, 9/15/2028 (a)	2,100,000	2,080,234
Series 2023-1A, Class D, 6.79%, 11/15/2028 (a)	905,000	899,276
Series 2023-2A, Class D, 7.01%, 11/15/2028 (a)	1,219,000	1,216,478
Series 2023-4A, Class D, 7.19%, 7/16/2029 (a)	3,500,000	3,528,016
Total Asset-Backed Securities (Cost $342,157,075)		339,652,322
U.S. Treasury Obligations — 13.0%
U.S. Treasury Bonds
4.50%, 8/15/2039	4,757,000	4,713,704
1.13%, 5/15/2040	2,073,000	1,228,900
1.13%, 8/15/2040	6,437,100	3,782,802

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
U.S. Treasury Obligations — continued
4.75%, 2/15/2041	1,421,000	1,438,485
2.25%, 5/15/2041	4,977,000	3,519,283
4.38%, 5/15/2041	811,000	782,425
3.13%, 11/15/2041	1,743,000	1,411,421
2.75%, 11/15/2042	1,571,000	1,182,362
4.00%, 11/15/2042	36,100,000	32,829,848
3.63%, 8/15/2043	2,027,000	1,740,211
3.75%, 11/15/2043	2,226,000	1,943,055
3.38%, 5/15/2044	14,050,000	11,545,148
2.88%, 8/15/2045	809,000	604,885
2.38%, 11/15/2049	15,952,000	10,547,014
1.88%, 2/15/2051	2,622,000	1,524,550
2.38%, 5/15/2051	13,009,000	8,546,303
2.25%, 2/15/2052	1,775,000	1,130,869
4.00%, 11/15/2052	7,080,000	6,471,839
3.63%, 2/15/2053	1,682,000	1,435,153
U.S. Treasury Notes
2.13%, 2/29/2024	156,000	154,745
1.13%, 2/28/2025	565,000	538,339
0.25%, 8/31/2025	1,548,000	1,430,691
3.88%, 1/15/2026	7,383,000	7,268,217
1.13%, 10/31/2026	31,585,000	28,730,012
0.50%, 8/31/2027	22,449,000	19,456,969
3.13%, 8/31/2027	1,895,000	1,812,094
0.63%, 11/30/2027	2,224,000	1,920,546
1.25%, 3/31/2028	180,000	158,048
1.25%, 4/30/2028	4,100,000	3,592,785
1.25%, 9/30/2028	16,718,000	14,483,273
2.38%, 3/31/2029	23,971,000	21,730,273
3.13%, 8/31/2029	1,870,000	1,752,395
0.88%, 11/15/2030	430,000	341,716
1.88%, 2/15/2032	5,701,000	4,729,826
2.88%, 5/15/2032	8,205,000	7,341,552
2.75%, 8/15/2032	5,487,000	4,845,493
4.13%, 11/15/2032	14,864,000	14,591,687
3.88%, 8/15/2033	14,979,000	14,405,585
U.S. Treasury STRIPS Bonds
2.62%, 5/15/2032 (j)	2,200,000	1,511,976
1.69%, 5/15/2033 (j)	3,205,000	2,095,347
3.74%, 2/15/2034 (j)	4,986,000	3,145,732
4.70%, 5/15/2040 (j)	3,436,000	1,541,988
4.59%, 11/15/2040 (j)	18,060,000	7,883,471
4.12%, 5/15/2041 (j)	10,019,000	4,261,098
2.33%, 8/15/2041 (j)	207,000	86,903
2.30%, 11/15/2041 (j)	845,000	364,844
2.66%, 2/15/2042 (j)	1,065,000	436,341
1.40%, 2/15/2045 (j)	649,000	238,814
Total U.S. Treasury Obligations (Cost $284,765,703)		267,229,017

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — 4.8%
BAMLL Re-REMIC Trust Series 2014-FRR5, Class AK37, 1.74%, 1/27/2047 (a) (h)	770,000	757,219
BAMLL RE-Remic Trust Series 2014-FRR8, Class C, 0.00%, 11/26/2047 ‡ (a) (h)	4,000,000	3,676,085
BBCMS Mortgage Trust Series 2016-ETC, Class E, 3.73%, 8/14/2036 (a) (h)	4,913,000	3,632,290
BB-UBS Trust Series 2012-SHOW, Class E, 4.16%, 11/5/2036 (a) (h)	225,000	188,707
BMD2 Re-Remic Trust Series 2019-FRR1, Class 5B13, 2.20%, 5/25/2052 ‡ (a) (h)	4,000,000	2,895,130
BXP Trust Series 2017-GM, Class A, 3.38%, 6/13/2039 (a)	2,000,000	1,819,623
Cascade Funding Mortgage Trust
Series 2021-FRR1, Class DK45, 0.00%, 2/28/2025 (a)	380,000	333,018
Series 2021-FRR1, Class CK45, 1.37%, 2/28/2025 (a) (h)	500,000	457,391
Series 2021-FRR1, Class BK45, 2.08%, 2/28/2025 (a) (h)	600,000	554,778
Series 2021-FRR1, Class CK54, 0.00%, 2/28/2026 (a)	480,000	389,144
Series 2021-FRR1, Class DKW1, 0.00%, 2/28/2026 (a)	430,000	340,562
Series 2021-FRR1, Class BK98, 0.00%, 8/29/2029 (a)	1,150,000	711,973
Series 2021-FRR1, Class AK99, 0.00%, 9/29/2029 (a)	3,000,000	1,922,898
Series 2021-FRR1, Class BK99, 0.00%, 9/29/2029 (a)	400,000	231,719
CSMC OA LLC Series 2014-USA, Class D, 4.37%, 9/15/2037 (a)	239,000	133,624
FHLMC Series K753, Class A2, 4.40%, 10/25/2030	3,125,000	3,019,633
FHLMC, Multi-Family Structured Credit Risk
Series 2023-MN7, Class M2, 11.03%, 9/25/2043 ‡ (a) (h)	1,240,000	1,246,202
Series 2021-MN1, Class M1, 7.33%, 1/25/2051 (a) (h)	1,492,186	1,448,743
Series 2021-MN1, Class M2, 9.08%, 1/25/2051 (a) (h)	685,000	642,600
Series 2021-MN3, Class M1, 7.63%, 11/25/2051 (a) (h)	471,036	456,755
Series 2022-MN4, Class M1, 9.58%, 5/25/2052 (a) (h)	981,329	988,093
Series 2022-MN4, Class M2, 11.83%, 5/25/2052 (a) (h)	750,000	766,314
FHLMC, Multi-Family Structured Pass-Through Certificates
Series KW06, Class A2, 3.80%, 6/25/2028 (h)	1,750,000	1,668,655
Series K088, Class A2, 3.69%, 1/25/2029	350,000	331,767
Series K128, Class X3, IO, 2.88%, 4/25/2031 (h)	550,000	83,603
Series K136, Class A2, 2.13%, 11/25/2031	3,500,000	2,851,974
Series K142, Class A2, 2.40%, 3/25/2032	1,250,000	1,034,359
Series K-151, Class A2, 3.80%, 10/25/2032 (h)	1,050,000	961,301
Series K-153, Class A2, 3.82%, 12/25/2032 (h)	1,000,000	915,667
Series K-160, Class A2, 4.50%, 8/25/2033 (h)	6,000,000	5,776,999
Series K-1520, Class X1, IO, 0.58%, 2/25/2036 (h)	4,482,955	168,608
Series K-1520, Class X3, IO, 3.20%, 4/25/2039 (h)	550,000	129,255
Series K145, Class AM, 2.58%, 6/25/2055	1,100,000	912,829
Series Q014, Class X, IO, 2.79%, 10/25/2055 (h)	1,866,459	294,501
FNMA ACES
Series 2017-M3, Class A2, 2.55%, 12/25/2026 (h)	260,024	242,858
Series 2021-M11, Class A2, 1.51%, 3/25/2031 (h)	300,000	233,735
Series 2023-M2, Class PT, 3.24%, 4/25/2031 (h)	4,000,175	3,610,714
Series 2022-M1G, Class A2, 1.58%, 9/25/2031 (h)	2,700,000	2,124,998
Series 2022-M1, Class A1, 1.72%, 10/25/2031 (h)	449,151	388,992
Series 2022-M3, Class A2, 1.76%, 11/25/2031 (h)	1,400,000	1,104,704
Series 2021-M15, Class A2, 2.00%, 11/25/2031	1,500,000	1,235,494
Series 2022-M8, Class A2, 2.00%, 12/25/2031 (h)	2,500,000	1,987,058
Series 2022-M2S, Class A1, 3.88%, 5/25/2032 (h)	977,366	925,343
Series 2022-M13, Class A2, 2.68%, 6/25/2032 (h)	1,372,000	1,135,415
Series 2020-M53, Class A2, 1.74%, 11/25/2032 (h)	1,250,000	958,107

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
Series 2023-M8, Class A2, 4.47%, 3/25/2033 (h)	2,980,000	2,850,418
Series 2021-M3, Class 1A1, 1.00%, 11/25/2033	27,282	26,141
Series 2021-M3, Class X1, IO, 2.05%, 11/25/2033 (h)	506,612	41,541
FREMF Mortgage Trust
Series 2018-KL3W, Class CW, 4.23%, 8/25/2025 (a) (h)	250,000	232,001
Series 2018-KBX1, Class B, 3.69%, 1/25/2026 (a) (h)	500,000	431,374
Series 2021-KHG3, Class BFX, 2.48%, 9/25/2028 (a) (h)	1,000,000	831,459
Series 2015-K44, Class B, 3.85%, 1/25/2048 (a) (h)	200,000	194,118
Series 2015-K45, Class B, 3.73%, 4/25/2048 (a) (h)	199,293	193,381
Series 2015-K48, Class B, 3.77%, 8/25/2048 (a) (h)	200,000	192,443
Series 2015-K50, Class B, 3.91%, 10/25/2048 (a) (h)	200,000	192,574
Series 2015-K51, Class B, 4.09%, 10/25/2048 (a) (h)	381,860	368,384
Series 2016-K52, Class B, 4.07%, 1/25/2049 (a) (h)	250,000	240,259
Series 2016-K53, Class C, 4.16%, 3/25/2049 (a) (h)	70,000	66,858
Series 2016-K57, Class B, 4.05%, 8/25/2049 (a) (h)	1,000,000	951,862
Series 2017-K729, Class B, 3.80%, 11/25/2049 (a) (h)	300,000	292,033
Series 2018-K80, Class B, 4.38%, 8/25/2050 (a) (h)	1,000,000	937,590
Series 2019-K88, Class C, 4.53%, 2/25/2052 (a) (h)	1,975,000	1,816,818
FRR Re-REMIC Trust Series 2018-C1, Class CK43, PO, 2/27/2048 (a)	612,660	542,642
GAM Re-REMIC Trust
Series 2021-FRR1, Class 1B, PO, 11/29/2050 ‡ (a)	5,000,000	3,605,649
Series 2022-FRR3, Class BK89, PO, 1/27/2052 ‡ (a)	4,000,000	2,506,402
GS Mortgage Securities Corp. II Series 2023-SHIP, Class A, 4.47%, 9/10/2038 (a) (h)	4,140,000	3,967,502
Hudson Yards Mortgage Trust Series 2019-30HY, Class A, 3.23%, 7/10/2039 (a)	3,000,000	2,584,533
JPMCC Re-REMIC Trust Series 2015-FRR2, Class AK39, 2.70%, 8/27/2047 (a) (h)	944,000	898,692
MHC Commercial Mortgage Trust Series 2021-MHC, Class F, 8.04%, 4/15/2038 (a) (h)	553,494	535,097
Multi-Family Connecticut Avenue Securities Trust
Series 2019-01, Class M10, 8.69%, 10/25/2049 (a) (h)	6,161,326	5,877,627
Series 2020-01, Class M10, 9.19%, 3/25/2050 (a) (h)	5,241,365	5,008,783
Series 2023-01, Class M10, 11.83%, 11/25/2053 (a) (h)	5,685,000	5,748,844
RFM Reremic Trust Series 2022-FRR1, Class BK64, 1.72%, 3/1/2050 (a) (h)	2,328,481	1,873,751
Total Commercial Mortgage-Backed Securities (Cost $101,010,464)		98,698,213
Collateralized Mortgage Obligations — 2.8%
Anchor Mortgage Trust Series 2021-1, Class A2, 3.65%, 10/25/2026 (a) (i)	476,191	445,709
Connecticut Avenue Securities Trust Series 2023-R06, Class 1M2, 8.03%, 7/25/2043 (a) (h)	1,500,000	1,516,499
CSMC Trust
Series 2021-JR1, Class A1, 2.46%, 9/27/2066 (a) (h)	354,809	346,269
Series 2022-JR1, Class A1, 4.27%, 10/25/2066 (a) (i)	528,848	515,787
FHLMC, REMIC
Series 5200, Class YV, 2.50%, 7/25/2033	3,964,825	3,491,290
Series 2708, Class ZD, 5.50%, 11/15/2033	70,617	69,913
Series 4302, Class PA, 4.00%, 12/15/2043	54,578	51,558
Series 4281, Class BC, 4.50%, 12/15/2043 (h)	82,083	78,785
Series 5141, Class AH, 2.25%, 11/25/2047	1,297,956	1,112,815
Series 5200, Class MA, 2.50%, 8/25/2048	3,320,236	2,878,931
Series 5028, Class JG, 1.50%, 8/25/2050	2,948,583	2,248,769
Series 5155, Class JD, 1.25%, 10/25/2051	1,467,211	1,092,635
Series 5347, PO, 10/25/2053	5,422,013	4,074,044

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
FHLMC, STRIPS Series 406, PO, 10/25/2053	3,922,632	2,945,297
FNMA, REMIC
Series 2003-7, Class FA, 6.19%, 2/25/2033 (h)	69,676	69,803
Series 2013-108, Class GU, 3.00%, 10/25/2033	388,736	361,970
Series 2005-110, Class TY, 5.50%, 12/25/2035	44,701	44,288
Series 2007-89, Class F, 6.02%, 9/25/2037 (h)	80,311	79,521
Series 2011-112, Class PB, 4.00%, 11/25/2041	108,664	100,922
Series 2014-57, Class PE, 3.00%, 9/25/2044	1,129,000	886,205
Series 2021-14, Class CB, 1.00%, 11/25/2049	3,872,653	2,859,545
GNMA
Series 2012-61, Class FM, 5.84%, 5/16/2042 (h)	348,875	340,545
Series 2020-165, Class UD, 1.50%, 11/20/2050	723,269	532,656
Series 2010-H24, Class FA, 5.79%, 10/20/2060 (h)	37,785	37,558
Series 2014-H03, Class FA, 6.04%, 1/20/2064 (h)	21,611	21,546
Series 2015-H05, Class FC, 5.92%, 2/20/2065 (h)	220,794	218,411
Series 2021-H14, Class CF, 6.73%, 9/20/2071 (h)	2,945,465	2,989,746
GS Mortgage-Backed Securities Corp. Trust Series 2021-RPL1, Class A1, 1.75%, 12/25/2060 (a) (h)	2,824,215	2,541,968
Home RE Ltd. (Bermuda) Series 2022-1, Class M1C, 10.83%, 10/25/2034 (a) (h)	750,000	786,227
LHOME Mortgage Trust
Series 2021-RTL1, Class A1, 3.09%, 2/25/2026 (a) (h)	22,293	22,210
Series 2023-RTL1, Class A1, 7.87%, 1/25/2028 (a) (i)	1,320,000	1,311,336
Series 2023-RTL2, Class A1, 8.00%, 6/25/2028 (a) (i)	2,000,000	1,995,249
PMT Credit Risk Transfer Trust Series 2021-1R, Class A, 8.37%, 2/27/2024 (a) (h)	2,331,196	2,326,649
Radnor RE Ltd. (Bermuda) Series 2022-1, Class M1B, 12.08%, 9/25/2032 (a) (h)	400,000	426,400
Seasoned Credit Risk Transfer Trust
Series 2018-1, Class MA, 3.00%, 5/25/2057	375,893	338,615
Series 2018-1, Class M60C, 3.50%, 5/25/2057	136,138	123,344
Series 2018-3, Class MA, 3.50%, 8/25/2057 (h)	54,009	50,006
Series 2018-3, Class M55D, 4.00%, 8/25/2057 (h)	260,969	234,743
Series 2018-2, Class MT, 3.50%, 11/25/2057	574,885	497,143
Series 2018-2, Class M55D, 4.00%, 11/25/2057	285,976	257,945
Series 2019-1, Class MA, 3.50%, 7/25/2058	2,733,794	2,515,164
Series 2019-2, Class MA, 3.50%, 8/25/2058	1,432,247	1,311,732
Series 2019-3, Class MT, 3.50%, 10/25/2058	4,500,306	3,894,414
Series 2020-1, Class MA, 2.50%, 8/25/2059	4,266,047	3,798,824
Series 2020-3, Class M5TW, 3.00%, 5/25/2060	462,132	402,234
Series 2020-3, Class TTW, 3.00%, 5/25/2060	426,330	385,246
Series 2021-1, Class BXS, 14.11%, 9/25/2060 (a) (h)	149,407	101,756
Series 2022-1, Class MTU, 3.25%, 11/25/2061	478,718	401,732
Series 2023-1, Class MT, 3.00%, 10/25/2062	3,022,273	2,419,755
Towd Point Mortgage Trust Series 2021-R1, Class A2C, 3.31%, 11/30/2060 (a)	754,000	692,965
Two Harbors Msr Frn, 7.25%, 4/15/2024 ‡ (a)	1,500,000	1,492,500
VM Master Issuer LLC Series 2022-1, Class B, 6.88%, 5/24/2025 ‡ (a) (h)	800,000	721,302
Total Collateralized Mortgage Obligations (Cost $59,565,158)		58,460,476
U.S. Government Agency Securities — 0.3%
Resolution Funding Corp. STRIPS DN, 4.88%, 4/15/2030 (j) (Cost $5,353,693)	7,306,000	5,360,053

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Loan Assignments — 0.2% (d) (l)
Broadline Retail — 0.0% ^
GoodRx, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.75%), 8.20%, 10/10/2025	621,698	620,921
Machinery — 0.0% ^
Alliance Laundry Systems LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.50%), 8.99%, 10/8/2027	565,111	565,349
Media — 0.1%
CSC Holdings LLC, Term Loan B-6 (1-MONTH CME TERM SOFR + 4.50%), 9.82%, 1/18/2028 (m)	750,000	721,410
Personal Care Products — 0.0% ^
Nestle Skin Health SA, Term Loan B (Luxembourg) (3-MONTH CME TERM SOFR + 3.50%), 9.24%, 10/1/2026	621,811	623,627
Semiconductors & Semiconductor Equipment — 0.0% ^
Brooks Automation, 1st Lien Term Loan B (1-MONTH SOFR + 3.10%; 6-MONTH SOFR + 3.10% + 3.10%), 8.14%, 2/1/2029	648,359	644,306
Software — 0.0% ^
Genesys Telecom Holdings US, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 4.00%), 9.46%, 12/1/2027	621,803	622,083
Specialty Retail — 0.1%
AppleCaramel Buyer LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.75%), 9.10%, 10/19/2027	497,469	496,961
Petco Health & Wellness Co., Inc., Term Loan B (3-MONTH CME TERM SOFR + 3.25%), 8.90%, 3/3/2028	495,342	467,687
		964,648
Total Loan Assignments (Cost $4,770,091)		4,762,344
Municipal Bonds — 0.0% (n) ^
Ohio — 0.0% ^
Ohio University, General Receipts, Federally Taxable Rev., 5.59%, 12/1/2114	25,000	22,453
Texas — 0.0% ^
Texas Natural Gas Securitization Finance Corp., Winter Storm URI Series 2023A-2, Rev., 5.17%, 4/1/2041	45,000	44,289
Total Municipal Bonds (Cost $77,768)		66,742
	SHARES
Common Stocks — 0.0% ^
Diversified Telecommunication Services — 0.0% ^
Windstream Holdings, Inc. ‡ *	16	168
Oil, Gas & Consumable Fuels — 0.0% ^
Chesapeake Energy Corp.	185	14,857
EP Energy Corp. ‡ *	275	440
		15,297
Professional Services — 0.0% ^
NMG, Inc. ‡ *	1	113
Wireless Telecommunication Services — 0.0% ^
Intelsat SA (Luxembourg) ‡ *	270	7,222
Total Common Stocks (Cost $10,146)		22,800
Preferred Stocks — 0.0% ^
Broadline Retail — 0.0% ^
MYT Holding LLC Series A, 10.00%, 6/6/2029 ‡ (Cost $2,753)	2,868	1,685

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	NO. OF WARRANTS	VALUE($)
Warrants — 0.0% ^
Media — 0.0% ^
Nmg Research Ltd. expiring 9/24/2027, price 1.00 USD (United Kingdom) ‡ * (Cost $1)	78	1,072
	NO. OF RIGHTS
Rights — 0.0% ^
Diversified Telecommunication Services — 0.0% ^
Intelsat Jackson Holdings SA, expiring 12/5/2025 (Luxembourg) ‡ * (Cost $1 )	56	1
	SHARES
Short-Term Investments — 13.5%
Investment Companies — 13.5%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.28% (o) (p) (Cost $275,669,212)	275,669,212	275,669,212
Total Investments — 103.3% (Cost $2,154,718,737)		2,116,696,304
Liabilities in Excess of Other Assets — (3.3)%		(67,905,977)
NET ASSETS — 100.0%		2,048,790,327

Percentages indicated are based on net assets.

Abbreviations
ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of November 30, 2023.
CME	Chicago Mercantile Exchange
CSMC	Credit Suisse Mortgage Trust
DN	Discount Notes
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PIK	Payment In Kind
PO
Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

PT	Limited liability company
RE	Reinsured
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
Re-REMIC	Combined Real Estate Mortgage Investment Conduit
Rev.	Revenue
SCA	Limited partnership with share capital
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
STRIPS
Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

TBA	To Be Announced; Security is subject to delayed delivery.

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Defaulted security.
(c)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(d)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2023.
(e)
Contingent Capital security (“CoCo”). CoCos are hybrid debt securities that may be convertible into equity or may be written down if a pre-specified trigger event occurs. The total value of aggregate CoCo holdings at November 30, 2023 is $3,021,912 or 0.15% of the Fund’s
net assets as of November 30, 2023.

(f)	Security is an interest bearing note with preferred security characteristics.
(g)
Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of November 30, 2023.

(h)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2023.

(i)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of November 30, 2023.

(j)	The rate shown is the effective yield as of November 30, 2023.
(k)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(l)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(m)	All or a portion of this security is unsettled as of November 30, 2023. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
(n)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(o)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(p)	The rate shown is the current yield as of November 30, 2023.
Futures contracts outstanding as of November 30, 2023:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 10 Year Note	238	03/19/2024	USD	26,153,969	114,000
U.S. Treasury 10 Year Ultra Note	255	03/19/2024	USD	28,970,391	208,785
U.S. Treasury Long Bond	457	03/19/2024	USD	53,297,625	388,494
U.S. Treasury Ultra Bond	777	03/19/2024	USD	95,668,125	383,911
U.S. Treasury 2 Year Note	461	03/28/2024	USD	94,288,906	245,187
U.S. Treasury 5 Year Note	517	03/28/2024	USD	55,282,649	217,075
					1,557,452
Short Contracts
U.S. Treasury 10 Year Note	(2)	03/19/2024	USD	(219,781)	(895)
U.S. Treasury Long Bond	(3)	03/19/2024	USD	(349,875)	(2,616)
U.S. Treasury 5 Year Note	(1)	03/28/2024	USD	(106,930)	(393)
					(3,904)
					1,553,548

Abbreviations
USD	United States Dollar

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
Forward foreign currency exchange contracts outstanding as of November 30, 2023:

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
JPY	662,724,907	USD	4,435,058	BNP Paribas	12/15/2023	42,890
Total unrealized appreciation						42,890
USD	4,411,790	JPY	662,724,907	Goldman Sachs International	12/15/2023	(66,158)
Net unrealized depreciation						(23,268)

Abbreviations
JPY	Japanese Yen
USD	United States Dollar
Over-the-Counter ("OTC") Credit default swap contracts outstanding — buy protection (*) as of November 30, 2023:

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	IMPLIED CREDIT SPREAD (%)(a)	NOTIONAL AMOUNT(b)	UPFRONT PAYMENTS (RECEIPTS) ($)(c)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
Bank of America Corp., 3.50%, 4/19/2026	1.00	Quarterly	Morgan Stanley	6/20/2028	0.78	USD2,300,000	17,505	(42,641)	(25,136)
Bank of America Corp., 3.50%, 4/19/2026	1.00	Quarterly	Morgan Stanley	6/20/2028	0.78	USD3,000,000	20,385	(53,171)	(32,786)
Bank of America Corp., 3.50%, 4/19/2026	1.00	Quarterly	Morgan Stanley	6/20/2028	0.78	USD2,900,000	9,289	(40,982)	(31,693)
Bank of America Corp., 3.50%, 4/19/2026	1.00	Quarterly	Morgan Stanley	6/20/2028	0.78	USD210,000	2,015	(4,310)	(2,295)
							49,194	(141,104)	(91,910)

(*)
The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(a)
Implied credit spreads are an indication of the seller's performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(b)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(c)
Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Abbreviations
USD	United States Dollar
Centrally Cleared Credit default swap contracts outstanding — sell protection(**) as of November 30, 2023:

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD (%)(a)	NOTIONAL AMOUNT(b)	UPFRONT PAYMENTS (RECEIPTS) ($)(c)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CDX.NA.IG.38-V1	1.00	Quarterly	6/20/2027	0.46	USD11,000,000	(4,087)	220,172	216,085
CDX.NA.IG.39-V1	1.00	Quarterly	12/20/2027	0.54	USD7,250,000	67,597	70,141	137,738
						63,510	290,313	353,823

(**)
The Fund, as a seller of credit protection, receives periodic payments and may also receive or pay an upfront premium from or to the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
(a)
Implied credit spreads are an indication of the seller's performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract.Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(b)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(c)
Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Abbreviations
CDX	Credit Default Swap Index
USD	United States Dollar
Summary of total OTC swap contracts outstanding as of November 30, 2023:

	NET UPFRONT PAYMENTS (RECEIPTS) ($)	VALUE ($)
Liabilities
OTC Credit default swap contracts outstanding - buy protection	49,194	(91,910)

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations. Swaps and forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.
See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at November 30, 2023.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$322,174,404	$17,477,918	$339,652,322
Collateralized Mortgage Obligations	—	56,246,674	2,213,802	58,460,476
Commercial Mortgage-Backed Securities	—	84,768,745	13,929,468	98,698,213
Common Stocks
Diversified Telecommunication Services	—	—	168	168
Oil, Gas & Consumable Fuels	14,857	—	440	15,297
Professional Services	—	—	113	113
Wireless Telecommunication Services	—	—	7,222	7,222
Total Common Stocks	14,857	—	7,943	22,800
Corporate Bonds
Aerospace & Defense	—	8,977,417	—	8,977,417
Automobile Components	—	6,564,975	—	6,564,975
Automobiles	—	2,100,066	—	2,100,066
Banks	—	118,664,203	—	118,664,203
Beverages	—	2,182,139	—	2,182,139
Biotechnology	—	11,039,887	—	11,039,887
Broadline Retail	—	2,321,777	—	2,321,777
Building Products	—	6,249,465	—	6,249,465
Capital Markets	—	40,697,758	—	40,697,758
Chemicals	—	6,263,007	—	6,263,007
Commercial Services & Supplies	—	7,302,615	—	7,302,615
Communications Equipment	—	756,026	—	756,026
Construction & Engineering	—	2,084,424	—	2,084,424
Construction Materials	—	649,399	—	649,399
Consumer Finance	—	18,268,713	—	18,268,713
Consumer Staples Distribution & Retail	—	4,603,030	—	4,603,030
Containers & Packaging	—	7,624,373	—	7,624,373
Distributors	—	841,383	—	841,383
Diversified Consumer Services	—	767,083	—	767,083
Diversified REITs	—	1,289,118	—	1,289,118
Diversified Telecommunication Services	—	15,945,031	3	15,945,034
Electric Utilities	—	36,895,659	—	36,895,659
Electrical Equipment	—	2,118,068	—	2,118,068
Electronic Equipment, Instruments & Components	—	1,036,646	—	1,036,646
Energy Equipment & Services	—	2,681,453	—	2,681,453
Entertainment	—	7,690,175	—	7,690,175
Financial Services	—	6,190,258	—	6,190,258
Food Products	—	3,501,887	—	3,501,887
Gas Utilities	—	2,701,723	—	2,701,723

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Ground Transportation	$—	$8,263,958	$—	$8,263,958
Health Care Equipment & Supplies	—	3,782,793	—	3,782,793
Health Care Providers & Services	—	24,376,675	—	24,376,675
Health Care REITs	—	223,203	—	223,203
Health Care Technology	—	707,912	—	707,912
Hotel & Resort REITs	—	934,015	—	934,015
Hotels, Restaurants & Leisure	—	19,130,403	—	19,130,403
Household Durables	—	3,296,474	—	3,296,474
Household Products	—	2,044,262	—	2,044,262
Independent Power and Renewable Electricity Producers	—	3,370,684	—	3,370,684
Industrial REITs	—	729,977	—	729,977
Insurance	—	6,396,307	—	6,396,307
Interactive Media & Services	—	2,079,965	—	2,079,965
IT Services	—	1,592,795	—	1,592,795
Leisure Products	—	13,489	—	13,489
Life Sciences Tools & Services	—	3,525,338	—	3,525,338
Machinery	—	3,444,641	—	3,444,641
Media	—	30,558,171	—	30,558,171
Metals & Mining	—	9,334,012	—	9,334,012
Mortgage Real Estate Investment Trusts (REITs)	—	870,187	—	870,187
Multi-Utilities	—	4,716,883	—	4,716,883
Office REITs	—	151,942	—	151,942
Oil, Gas & Consumable Fuels	—	52,982,561	—	52,982,561
Passenger Airlines	—	5,054,104	—	5,054,104
Personal Care Products	—	1,346,783	—	1,346,783
Pharmaceuticals	—	16,761,068	—	16,761,068
Real Estate Management & Development	—	322,022	—	322,022
Residential REITs	—	1,285,696	—	1,285,696
Retail REITs	—	1,016,446	—	1,016,446
Semiconductors & Semiconductor Equipment	—	8,821,179	—	8,821,179
Software	—	10,467,785	—	10,467,785
Specialized REITs	—	4,675,571	—	4,675,571
Specialty Retail	—	11,308,632	—	11,308,632
Technology Hardware, Storage & Peripherals	—	3,959,905	—	3,959,905
Textiles, Apparel & Luxury Goods	—	321,299	—	321,299
Tobacco	—	11,848,030	—	11,848,030
Trading Companies & Distributors	—	5,209,927	—	5,209,927
Transportation Infrastructure	—	170,492	—	170,492
Wireless Telecommunication Services	—	7,209,336	—	7,209,336
Total Corporate Bonds	—	600,312,680	3	600,312,683
Loan Assignments	—	4,762,344	—	4,762,344
Mortgage-Backed Securities	—	466,459,684	—	466,459,684
Municipal Bonds	—	66,742	—	66,742
Preferred Stocks	—	—	1,685	1,685
Rights	—	—	1	1
U.S. Government Agency Securities	—	5,360,053	—	5,360,053

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
U.S. Treasury Obligations	$—	$267,229,017	$—	$267,229,017
Warrants	—	—	1,072	1,072
Short-Term Investments
Investment Companies	275,669,212	—	—	275,669,212
Total Investments in Securities	$275,684,069	$1,807,380,343	$33,631,892	$2,116,696,304
Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$42,890	$—	$42,890
Futures Contracts	1,557,452	—	—	1,557,452
Swaps	—	290,313	—	290,313
Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	(66,158)	—	(66,158)
Futures Contracts	(3,904)	—	—	(3,904)
Swaps	—	(141,104)	—	(141,104)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$1,553,548	$125,941	$—	$1,679,489
The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:
	Balance as of February 28, 2023	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Other(a)	Balance as of November 30, 2023
Investments in Securities:
Asset-Backed Securities	$2,208,139	$185	$(670,123)	$32,368	$15,704,131	$(2,454,279)	$1,881,672	$—	$775,825	$17,477,918
Collateralized Mortgage Obligations	3,547,824	—	(14,105)	1	1,500,000	(50,464)	—	(1,993,629)	(775,825)	2,213,802
Commercial Mortgage-Backed Securities	825,407	2,786	(166,261)	13,818	14,089,888	(836,170)	—	—	—	13,929,468
Common Stocks	8,693	1,513	(750)	—	—	(1,513)	—	—	—	7,943
Corporate Bonds	3	6	—	—	—	(6)	—	—	—	3
Preferred Stocks	2,567	—	(882)	—	—	—	—	—	—	1,685
Rights	1	—	—	—	—	—	—	—	—	1
Warrants	2,460	—	(1,388)	—	—	—	—	—	—	1,072
Total	$6,595,094	$4,490	$(853,509)	$46,187	$31,294,019	$(3,342,432)	$1,881,672	$(1,993,629)	$—	$33,631,892

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Certain Level 3 investments were re-classified between Collateralized Mortgage Obligations and Asset-Backed Securities.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at November 30, 2023, which were valued using significant unobservable inputs (level 3) amounted to $(876,551).
There were no significant transfers into or out of level 3 for the period ended November 30, 2023.
The significant unobservable inputs used in the fair value measurement of the Fund's investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Signifi

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
cant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield and default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.
Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at November 30, 2023	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$11,024,403	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 30.00% (10.83%)
			Constant Default Rate	0.00% - 29.00% (0.82%)
			Yield (Discount Rate of Cash Flows)	6.77% - 44.98% (9.74%)

Asset-Backed Securities	11,024,403
	721,302	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	15.68% (15.68%)

Collateralized Mortgage Obligations	721,302
	1	Terms of Restructuring	Expected Recovery	$0.01 ($0.01)

Rights	1
Total	$11,745,706

#
The table above does not include certain level 3 investments that are valued by brokers and Pricing Services.  At November 30, 2023, the value of these investments was $ 21,886,186. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended November 30, 2023
Security Description	Value at February 28, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2023	Shares at November 30, 2023	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.28% (a) (b)	$111,022,635	$816,214,656	$651,568,079	$—	$—	$275,669,212	275,669,212	$6,658,075	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2023.
C. Derivatives — The Fund used derivative instruments including options, futures contracts, forward foreign currency exchange contracts and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.
The Fund may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund's risk of loss associated with these instruments may exceed their value.

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund's ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund's net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.
Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark to market gains to the Fund.
Notes (1) — (3) below describe the various derivatives used by the Fund.
(1). Futures Contracts — The Fund used currency, index, interest rate, treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio. The Fund used commodity futures contracts to obtain long and short exposure to the underlying commodities markets. The purchase of futures contracts will tend to increase the Fund's exposure to positive and negative price fluctuations in the underlying instrument. The sales of futures contracts will tend to offset both positive and negative market price changes.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as change in net unrealized appreciation/depreciation on futures contracts. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted.
The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund's credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Fund's futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
(2). Forward Foreign Currency Exchange Contracts— The Fund is exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of the foreign currency.
The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss, upon settlement, when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty.
The Fund's forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions).
The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.
(3). Swaps — The Fund engaged in various swap transactions to manage credit, interest rate (e.g., duration, yield curve), currency, inflation and total return risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are contracts

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
negotiated over-the-counter (“OTC swaps”) between the Fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.
Upfront payments made and/or received by the Fund are recorded as assets or liabilities, respectively, and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as change in net unrealized appreciation/depreciation on swaps. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.
The Fund may be required to post or receive collateral based on the net value of the Fund's outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund's custodian bank.
The central clearinghouse acts as the counterparty to each centrally cleared swap transaction; therefore credit risk is limited to the failure of the clearinghouse.
The Fund's swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.
Credit Default Swaps
The Fund entered into credit default swaps to simulate long and/or short bond positions or to take an active long and/or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.
The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.
Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.
If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to the Fund's portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.